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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7736

Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.5%
AmeriCredit Automobile Receivables Trust 2012-4, 3.8200%, 2/10/20 (144A)	$665,000	$678,095
AmeriCredit Automobile Receivables Trust 2013-4, 3.3100%, 10/8/19	523,000	536,341
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	990,000	996,032
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	5,890,000	6,026,218
Aventura Mall Trust 2013-AVM, 3.8674%, 12/5/32 (144A)‡	1,252,000	1,237,163
BAMLL Commercial Mortgage Securities Trust 2015-200P,
3.7157%, 4/14/33 (144A)‡	1,192,000	1,058,304
Banc of America Commercial Mortgage Trust 2006-6, 5.4210%, 10/10/45	420,000	427,735
Boca Hotel Portfolio Trust 2013-BOCA, 3.2566%, 8/15/26 (144A)‡	851,000	848,751
CGBAM Commercial Mortgage Trust 2014-HD, 3.2066%, 2/15/31 (144A)‡	425,000	424,598
CKE Restaurant Holdings, Inc., 4.4740%, 3/20/43 (144A)	2,770,075	2,868,925
COMM 2007-C9 Mortgage Trust, 5.6500%, 12/10/49‡	927,000	962,791
COMM 2007-C9 Mortgage Trust, 5.9888%, 12/10/49‡	130,000	134,123
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	634,573	670,219
Core Industrial Trust 2015-TEXW, 3.9770%, 2/10/34 (144A)‡	1,268,000	1,203,553
DB Master Finance LLC 2015-1, 3.2620%, 2/20/45 (144A)	966,145	971,983
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	1,962,544	2,021,353
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.5939%, 10/25/24‡	419,000	422,193
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.8439%, 10/25/24‡	495,000	504,785
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.3939%, 3/25/25‡	1,641,000	1,640,998
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,184,454	1,070,602
GAHR Commercial Mortgage Trust 2015-NRF, 3.4949%, 12/15/19 (144A)‡	625,000	616,408
GS Mortgage Securities Corp. II, 3.5495%, 12/10/27 (144A)‡	1,519,000	1,466,385
GS Mortgage Securities Corp. Trust 2013-NYC5, 3.7706%, 1/10/30 (144A)‡	622,000	627,371
Hilton USA Trust 2013-HLT, 4.6017%, 11/5/30 (144A)‡	868,000	876,409
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU,
2.8066%, 12/15/28 (144A)‡	432,000	432,010
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU,
3.7066%, 12/15/28 (144A)‡	449,000	448,712
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
2.0066%, 1/15/32 (144A)‡	850,000	844,580
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
4.1566%, 1/15/32 (144A)‡	733,000	726,039
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
2.9440%, 7/15/36‡	386,000	386,000
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
4.6940%, 7/15/36‡	1,171,000	1,171,000
LB-UBS Commercial Mortgage Trust 2007-C2, 5.4930%, 2/15/40‡	555,350	579,299
Santander Drive Auto Receivables Trust, 2.5200%, 9/17/18	608,000	614,540
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	1,837,000	1,905,485
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	979,000	1,016,781
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	1,039,000	1,050,124
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	1,779,000	1,793,244
Starwood Retail Property Trust 2014-STAR, 2.6976%, 11/15/27 (144A)‡	589,000	586,048
Starwood Retail Property Trust 2014-STAR, 3.4476%, 11/15/27 (144A)‡	1,624,000	1,609,248
Starwood Retail Property Trust 2014-STAR, 4.3476%, 11/15/27 (144A)‡	861,000	854,246
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.3830%, 12/15/43	1,586,086	1,648,600
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	1,965,597	2,000,911
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.1497%, 2/15/51‡	767,000	789,340
Wells Fargo Commercial Mortgage Trust 2014-TISH, 2.9566%, 1/15/27 (144A)‡	502,000	491,036
Wells Fargo Commercial Mortgage Trust 2014-TISH, 2.4566%, 2/15/27 (144A)‡	694,000	678,340
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.4566%, 2/15/27 (144A)‡	251,000	244,258
Wendy's Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	3,601,000	3,618,688
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $51,826,241)		51,779,864
Bank Loans and Mezzanine Loans – 0.4%
Communications – 0.1%
CCO Safari III LLC, 3.5000%, 1/24/23‡	1,890,000	1,878,584
Tribune Media Co., 3.7500%, 12/28/20‡	821,631	813,760
		2,692,344
Consumer Cyclical – 0%
Staples, Inc., 0%, 4/23/21(a),‡	644,000	640,220
Consumer Non-Cyclical – 0.1%
IMS Health, Inc., 3.5000%, 3/17/21‡	1,316,338	1,308,940
Technology – 0.2%
Avago Technologies Cayman, Ltd., 3.7500%, 5/6/21‡	4,771,636	4,764,670
Total Bank Loans and Mezzanine Loans (cost $9,437,071)		9,406,174
Corporate Bonds – 16.2%
Asset-Backed Securities – 0.1%
American Tower Trust I, 1.5510%, 3/15/18 (144A)	1,862,000	1,847,549

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – 2.1%
Ally Financial, Inc., 8.0000%, 12/31/18	$361,000	$398,003
Ally Financial, Inc., 4.1250%, 3/30/20	2,052,000	2,028,915
Ally Financial, Inc., 4.6250%, 5/19/22	1,513,000	1,488,414
American Express Co., 6.8000%, 9/1/66‡	2,171,000	2,195,424
Bank of America Corp., 1.5000%, 10/9/15	800,000	800,064
Bank of America Corp., 8.0000%µ	1,843,000	1,925,935
Discover Financial Services, 3.9500%, 11/6/24	728,000	716,469
Discover Financial Services, 3.7500%, 3/4/25	1,527,000	1,478,820
Goldman Sachs Capital I, 6.3450%, 2/15/34	3,307,000	3,787,963
Goldman Sachs Group, Inc., 5.6250%, 1/15/17	746,000	783,472
Intesa Sanpaolo SpA, 5.0170%, 6/26/24 (144A)	1,887,000	1,862,088
Morgan Stanley, 5.5500%µ	1,937,000	1,907,945
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	3,189,000	3,426,718
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	2,609,000	2,777,716
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	5,244,000	5,285,653
Santander UK PLC, 5.0000%, 11/7/23 (144A)	4,794,000	4,983,560
SVB Financial Group, 5.3750%, 9/15/20	2,008,000	2,238,265
Synchrony Financial, 3.0000%, 8/15/19	2,164,000	2,181,148
Wells Fargo & Co., 5.8750%µ	547,000	559,991
Zions Bancorporation, 5.8000%µ	2,932,000	2,800,060
		43,626,623
Basic Industry – 0.9%
Albemarle Corp., 4.1500%, 12/1/24	2,670,000	2,678,400
Albemarle Corp., 5.4500%, 12/1/44	2,005,000	2,031,741
Alcoa, Inc., 5.1250%, 10/1/24	112,000	105,560
Ashland, Inc., 3.8750%, 4/15/18	1,073,000	1,081,048
Ashland, Inc., 6.8750%, 5/15/43	1,335,000	1,241,550
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	3,105,000	3,140,925
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,624,000	1,622,576
LyondellBasell Industries NV, 4.6250%, 2/26/55	2,316,000	1,964,169
Reliance Steel & Aluminum Co., 4.5000%, 4/15/23	1,656,000	1,580,629
Rockwood Specialties Group, Inc., 4.6250%, 10/15/20	2,997,000	3,102,150
		18,548,748
Brokerage – 1.6%
Ameriprise Financial, Inc., 7.5180%, 6/1/66‡	3,426,000	3,370,327
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	1,118,000	1,144,447
Charles Schwab Corp., 3.0000%, 3/10/25	1,260,000	1,240,646
Charles Schwab Corp., 7.0000%µ	1,771,000	2,045,505
E*TRADE Financial Corp., 5.3750%, 11/15/22	2,127,000	2,254,620
E*TRADE Financial Corp., 4.6250%, 9/15/23	2,847,000	2,875,470
Lazard Group LLC, 6.8500%, 6/15/17	88,000	95,088
Lazard Group LLC, 4.2500%, 11/14/20	2,227,000	2,358,952
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
5.8750%, 3/15/22 (144A)	1,995,000	2,112,206
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
4.8750%, 4/15/45 (144A)	2,267,000	2,076,853
Raymond James Financial, Inc., 4.2500%, 4/15/16	2,635,000	2,678,211
Raymond James Financial, Inc., 5.6250%, 4/1/24	4,973,000	5,622,683
Stifel Financial Corp., 4.2500%, 7/18/24	1,506,000	1,505,563
TD Ameritrade Holding Corp., 2.9500%, 4/1/22	1,745,000	1,757,274
TD Ameritrade Holding Corp., 3.6250%, 4/1/25	3,641,000	3,727,375
		34,865,220
Capital Goods – 0.8%
CNH Industrial Capital LLC, 3.6250%, 4/15/18	1,141,000	1,108,915
Exelis, Inc., 4.2500%, 10/1/16	1,528,000	1,561,145
Exelis, Inc., 5.5500%, 10/1/21	716,000	795,268
FLIR Systems, Inc., 3.7500%, 9/1/16	1,902,000	1,942,737
Hanson, Ltd., 6.1250%, 8/15/16	1,830,000	1,881,606
Harris Corp., 3.8320%, 4/27/25	747,000	731,341
Harris Corp., 5.0540%, 4/27/45	1,131,000	1,091,630
Martin Marietta Materials, Inc., 4.2500%, 7/2/24	1,065,000	1,069,413
Owens Corning, 4.2000%, 12/1/24	777,000	771,872
Vulcan Materials Co., 7.0000%, 6/15/18	1,247,000	1,390,405
Vulcan Materials Co., 7.5000%, 6/15/21	717,000	820,965
Vulcan Materials Co., 4.5000%, 4/1/25	3,292,000	3,226,160
		16,391,457
Communications – 0.3%
CCO Safari II LLC, 4.9080%, 7/23/25	1,813,000	1,804,303
Nielsen Finance LLC / Nielsen Finance Co., 4.5000%, 10/1/20	831,000	833,078
SBA Tower Trust, 2.9330%, 12/15/17 (144A)	1,037,000	1,052,835
UBM PLC, 5.7500%, 11/3/20 (144A)	2,036,000	2,222,911
		5,913,127
Consumer Cyclical – 1.6%
1011778 BC ULC / New Red Finance, Inc., 4.6250%, 1/15/22 (144A)	2,244,000	2,193,959

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Brinker International, Inc., 3.8750%, 5/15/23	$3,093,000	$3,026,142
CVS Health Corp., 2.8000%, 7/20/20	3,281,000	3,333,509
CVS Health Corp., 3.5000%, 7/20/22	1,841,000	1,901,429
CVS Health Corp., 3.8750%, 7/20/25	2,732,000	2,816,167
DR Horton, Inc., 4.7500%, 5/15/17	689,000	709,239
DR Horton, Inc., 3.7500%, 3/1/19	1,435,000	1,443,969
FCA US LLC / CG Co-Issuer, Inc., 8.2500%, 6/15/21	1,040,000	1,103,648
General Motors Co., 3.5000%, 10/2/18	1,473,000	1,484,887
General Motors Co., 4.8750%, 10/2/23	7,642,000	7,750,417
Macy's Retail Holdings, Inc., 5.9000%, 12/1/16	1,014,000	1,066,810
MDC Holdings, Inc., 5.5000%, 1/15/24	1,638,000	1,654,380
Schaeffler Finance BV, 4.2500%, 5/15/21 (144A)	687,000	659,520
Toll Brothers Finance Corp., 4.0000%, 12/31/18	619,000	636,023
Toll Brothers Finance Corp., 5.8750%, 2/15/22	564,000	604,890
Toll Brothers Finance Corp., 4.3750%, 4/15/23	316,000	310,470
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.2500%, 5/30/23 (144A)	827,000	683,309
ZF North America Capital, Inc., 4.0000%, 4/29/20 (144A)	827,000	786,167
ZF North America Capital, Inc., 4.5000%, 4/29/22 (144A)	434,000	410,130
ZF North America Capital, Inc., 4.7500%, 4/29/25 (144A)	827,000	757,739
		33,332,804
Consumer Non-Cyclical – 2.0%
Actavis Funding SCS, 3.0000%, 3/12/20	2,750,000	2,752,409
Actavis Funding SCS, 3.8000%, 3/15/25	2,263,000	2,186,146
Actavis Funding SCS, 4.5500%, 3/15/35	1,499,000	1,379,171
Becton Dickinson and Co., 1.8000%, 12/15/17	1,764,000	1,771,732
Fresenius Medical Care US Finance II, Inc., 5.8750%, 1/31/22 (144A)	2,611,000	2,800,297
HCA, Inc., 3.7500%, 3/15/19	1,080,000	1,077,300
Kraft Heinz Foods Co., 2.8000%, 7/2/20 (144A)	1,329,000	1,337,708
Kraft Heinz Foods Co., 3.5000%, 7/15/22 (144A)	1,099,000	1,122,648
Laboratory Corp. of America Holdings, 3.2000%, 2/1/22	2,075,000	2,065,345
Laboratory Corp. of America Holdings, 3.6000%, 2/1/25	2,072,000	2,005,831
Life Technologies Corp., 6.0000%, 3/1/20	1,373,000	1,567,895
Life Technologies Corp., 5.0000%, 1/15/21	479,000	525,935
Omnicare, Inc., 4.7500%, 12/1/22	840,000	907,200
Omnicare, Inc., 5.0000%, 12/1/24	1,110,000	1,204,350
Smithfield Foods, Inc., 5.2500%, 8/1/18 (144A)	295,000	299,425
Thermo Fisher Scientific, Inc., 3.3000%, 2/15/22	998,000	1,000,792
Tyson Foods, Inc., 6.6000%, 4/1/16	1,394,000	1,432,260
Valeant Pharmaceuticals International, Inc., 5.8750%, 5/15/23 (144A)	1,136,000	1,085,590
Valeant Pharmaceuticals International, Inc., 6.1250%, 4/15/25 (144A)	1,136,000	1,082,040
Wm Wrigley Jr Co., 2.4000%, 10/21/18 (144A)	3,316,000	3,374,358
Wm Wrigley Jr Co., 3.3750%, 10/21/20 (144A)	3,313,000	3,450,622
Zimmer Biomet Holdings, Inc., 2.7000%, 4/1/20	2,063,000	2,070,546
Zimmer Biomet Holdings, Inc., 3.1500%, 4/1/22	2,438,000	2,413,874
Zimmer Biomet Holdings, Inc., 3.5500%, 4/1/25	2,809,000	2,750,635
		41,664,109
Electric – 0.2%
IPALCO Enterprises, Inc., 5.0000%, 5/1/18	1,003,000	1,050,643
PPL WEM, Ltd. / Western Power Distribution, Ltd., 3.9000%, 5/1/16 (144A)	1,311,000	1,328,116
PPL WEM, Ltd. / Western Power Distribution, Ltd., 5.3750%, 5/1/21 (144A)	1,773,000	1,972,931
		4,351,690
Energy – 2.0%
Chesapeake Energy Corp., 5.3750%, 6/15/21	1,514,000	1,006,810
Chesapeake Energy Corp., 4.8750%, 4/15/22	1,052,000	686,430
Chevron Corp., 1.3450%, 11/15/17	1,459,000	1,464,055
Cimarex Energy Co., 5.8750%, 5/1/22	4,129,000	4,336,247
Cimarex Energy Co., 4.3750%, 6/1/24	4,092,000	3,984,078
DCP Midstream Operating LP, 4.9500%, 4/1/22	2,663,000	2,396,929
DCP Midstream Operating LP, 3.8750%, 3/15/23	1,398,000	1,167,671
DCP Midstream Operating LP, 5.6000%, 4/1/44	439,000	355,312
Devon Energy Corp., 2.2500%, 12/15/18	1,650,000	1,653,077
Energy Transfer Partners LP, 4.1500%, 10/1/20	1,022,000	1,033,768
EnLink Midstream Partners LP, 4.4000%, 4/1/24	1,492,000	1,420,474
EnLink Midstream Partners LP, 5.6000%, 4/1/44	1,153,000	1,049,288
Forum Energy Technologies, Inc., 6.2500%, 10/1/21	943,000	792,120
Helmerich & Payne International Drilling Co., 4.6500%, 3/15/25	2,862,000	2,849,095
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	912,000	933,885
Kinder Morgan Energy Partners LP, 4.3000%, 5/1/24	994,000	907,454
Kinder Morgan, Inc., 6.5000%, 9/15/20	96,000	106,299
Kinder Morgan, Inc., 7.7500%, 1/15/32	1,121,000	1,178,476
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	1,414,000	1,554,899
NGL Energy Partners LP / NGL Energy Finance Corp., 5.1250%, 7/15/19	2,021,000	1,839,110
Oceaneering International, Inc., 4.6500%, 11/15/24	3,383,000	3,218,606
Phillips 66 Partners LP, 3.6050%, 2/15/25	588,000	539,272

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Spectra Energy Partners LP, 4.7500%, 3/15/24	$2,395,000	$2,475,618
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.1250%, 11/15/19 (144A)	1,665,000	1,494,338
Western Gas Partners LP, 5.3750%, 6/1/21	3,243,000	3,471,333
		41,914,644
Finance Companies – 0.8%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 7/1/22	1,076,000	1,071,965
CIT Group, Inc., 4.2500%, 8/15/17	4,231,000	4,283,887
CIT Group, Inc., 5.5000%, 2/15/19 (144A)	3,341,000	3,466,287
GE Capital Trust I, 6.3750%, 11/15/67‡	1,441,000	1,545,473
General Electric Capital Corp., 6.3750%, 11/15/67‡	959,000	1,027,928
General Electric Capital Corp., 6.2500%µ	2,700,000	2,929,500
General Electric Capital Corp., 7.1250%µ	800,000	924,000
International Lease Finance Corp., 6.7500%, 9/1/16	1,456,000	1,506,960
International Lease Finance Corp., 8.7500%, 3/15/17	729,000	783,675
		17,539,675
Financial – 0.4%
Jones Lang LaSalle, Inc., 4.4000%, 11/15/22	2,232,000	2,303,850
Kennedy-Wilson, Inc., 5.8750%, 4/1/24	2,462,000	2,406,605
LeasePlan Corp. NV, 2.5000%, 5/16/18 (144A)	3,954,000	3,963,640
		8,674,095
Industrial – 0.1%
Cintas Corp. No 2, 2.8500%, 6/1/16	874,000	883,678
Cintas Corp. No 2, 4.3000%, 6/1/21	950,000	1,036,149
		1,919,827
Insurance – 0.3%
CNO Financial Group, Inc., 4.5000%, 5/30/20	512,000	522,240
CNO Financial Group, Inc., 5.2500%, 5/30/25	1,656,000	1,680,840
Primerica, Inc., 4.7500%, 7/15/22	3,253,000	3,539,082
Voya Financial, Inc., 5.6500%, 5/15/53‡	1,324,000	1,334,592
		7,076,754
Real Estate Investment Trusts (REITs) – 0.7%
Alexandria Real Estate Equities, Inc., 2.7500%, 1/15/20	1,576,000	1,573,337
Alexandria Real Estate Equities, Inc., 4.6000%, 4/1/22	2,664,000	2,799,544
Alexandria Real Estate Equities, Inc., 4.5000%, 7/30/29	1,441,000	1,439,367
Post Apartment Homes LP, 4.7500%, 10/15/17	1,285,000	1,361,781
Reckson Operating Partnership LP, 6.0000%, 3/31/16	696,000	711,219
Retail Opportunity Investments Partnership LP, 5.0000%, 12/15/23	414,000	432,974
Retail Opportunity Investments Partnership LP, 4.0000%, 12/15/24	757,000	740,463
Senior Housing Properties Trust, 6.7500%, 4/15/20	609,000	684,111
Senior Housing Properties Trust, 6.7500%, 12/15/21	673,000	771,119
SL Green Realty Corp., 5.0000%, 8/15/18	1,479,000	1,576,389
SL Green Realty Corp., 7.7500%, 3/15/20	2,854,000	3,383,705
		15,474,009
Technology – 2.0%
Autodesk, Inc., 3.6000%, 12/15/22	996,000	995,251
Cadence Design Systems, Inc., 4.3750%, 10/15/24	3,382,000	3,446,309
Fidelity National Information Services, Inc., 5.0000%, 3/15/22	445,000	465,053
Fiserv, Inc., 3.1250%, 10/1/15	1,260,000	1,260,000
Molex Electronic Technologies LLC, 2.8780%, 4/15/20 (144A)	847,000	837,736
Molex Electronic Technologies LLC, 3.9000%, 4/15/25 (144A)	2,510,000	2,445,980
Seagate HDD Cayman, 4.7500%, 6/1/23	725,000	715,535
Seagate HDD Cayman, 4.7500%, 1/1/25	6,928,000	6,650,610
Seagate HDD Cayman, 4.8750%, 6/1/27 (144A)	1,884,000	1,752,421
Seagate HDD Cayman, 5.7500%, 12/1/34 (144A)	2,188,000	2,104,432
Trimble Navigation, Ltd., 4.7500%, 12/1/24	3,593,000	3,593,762
TSMC Global, Ltd., 1.6250%, 4/3/18 (144A)	5,164,000	5,117,183
Verisk Analytics, Inc., 4.8750%, 1/15/19	1,272,000	1,353,112
Verisk Analytics, Inc., 5.8000%, 5/1/21	4,702,000	5,342,459
Verisk Analytics, Inc., 4.1250%, 9/12/22	1,232,000	1,250,866
Verisk Analytics, Inc., 4.0000%, 6/15/25	3,849,000	3,806,426
Verisk Analytics, Inc., 5.5000%, 6/15/45	2,081,000	2,045,174
		43,182,309
Transportation – 0.3%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 3/15/16 (144A)	250,000	251,527
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.3750%, 3/15/18 (144A)	2,047,000	2,104,603
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 6/15/19 (144A)	1,396,000	1,389,285
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.8750%, 7/11/22 (144A)	213,000	226,344
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.2500%, 1/17/23 (144A)	1,145,000	1,167,554
Southwest Airlines Co., 5.1250%, 3/1/17	1,308,000	1,375,709
		6,515,022
Total Corporate Bonds (cost $343,862,330)		342,837,662

Shares or Principal Amounts		Value
Mortgage-Backed Securities – 8.6%
Fannie Mae Pool:
5.5000%, 1/1/25	$278,679	$303,625
4.0000%, 6/1/29	439,394	471,572
4.0000%, 9/1/29	829,986	890,789
5.0000%, 9/1/29	703,020	774,155
3.5000%, 10/1/29	117,043	123,823
5.0000%, 1/1/30	298,883	329,133
5.5000%, 1/1/33	178,822	202,009
4.0000%, 4/1/34	934,595	1,015,247
6.0000%, 10/1/35	804,869	913,697
6.0000%, 12/1/35	889,381	1,009,564
6.0000%, 2/1/37	148,956	170,929
6.0000%, 9/1/37	679,402	742,124
6.0000%, 10/1/38	679,672	768,478
7.0000%, 2/1/39	234,608	267,530
5.5000%, 3/1/40	1,000,907	1,140,738
5.5000%, 4/1/40	2,759,127	3,083,741
4.5000%, 10/1/40	279,927	304,849
5.0000%, 10/1/40	389,416	436,142
5.0000%, 2/1/41	2,013,585	2,233,433
5.5000%, 2/1/41	533,451	607,983
5.0000%, 4/1/41	523,527	581,898
5.0000%, 5/1/41	1,180,165	1,303,008
5.5000%, 5/1/41	897,338	1,001,999
5.5000%, 6/1/41	1,480,809	1,656,592
5.5000%, 6/1/41	1,208,238	1,365,721
5.0000%, 7/1/41	1,081,456	1,193,802
5.5000%, 7/1/41	156,231	174,479
4.5000%, 8/1/41	886,051	963,272
5.5000%, 12/1/41	1,363,705	1,531,806
4.5000%, 1/1/42	251,045	273,344
5.5000%, 2/1/42	5,448,534	6,090,363
4.0000%, 6/1/42	1,551,008	1,671,911
4.5000%, 6/1/42	361,359	392,503
3.5000%, 7/1/42	1,032,477	1,086,369
4.0000%, 7/1/42	311,430	335,892
4.0000%, 8/1/42	723,506	780,366
4.0000%, 9/1/42	1,421,648	1,533,417
4.0000%, 9/1/42	907,168	978,919
4.0000%, 11/1/42	1,078,432	1,162,528
4.0000%, 12/1/42	850,637	922,993
3.5000%, 1/1/43	1,899,256	1,989,636
3.5000%, 2/1/43	4,206,238	4,406,617
3.5000%, 2/1/43	3,792,902	3,974,284
4.5000%, 2/1/43	4,649,478	5,075,354
4.5000%, 3/1/43	1,531,708	1,688,498
4.0000%, 5/1/43	2,365,471	2,551,040
4.0000%, 7/1/43	3,362,026	3,626,846
4.0000%, 8/1/43	2,683,096	2,893,819
4.0000%, 9/1/43	665,811	718,076
3.5000%, 1/1/44	3,231,427	3,415,655
3.5000%, 1/1/44	1,455,119	1,535,244
4.0000%, 2/1/44	1,759,495	1,897,239
3.5000%, 4/1/44	1,721,091	1,812,110
3.5000%, 5/1/44	4,995,470	5,270,437
4.5000%, 5/1/44	6,498,433	7,221,904
4.0000%, 6/1/44	2,239,592	2,415,848
4.0000%, 7/1/44	4,355,783	4,729,115
5.0000%, 7/1/44	2,568,974	2,893,731
4.0000%, 8/1/44	2,769,878	3,007,294
4.0000%, 8/1/44	1,052,128	1,142,305
4.5000%, 8/1/44	2,869,650	3,186,095
4.5000%, 10/1/44	2,181,248	2,424,130
4.5000%, 10/1/44	1,233,896	1,367,868
3.5000%, 2/1/45	3,363,602	3,524,189
4.5000%, 3/1/45	2,270,359	2,516,873
4.5000%, 5/1/45	1,762,204	1,958,439
4.0000%, 9/1/45	6,216,168	6,708,022
		124,741,411
Freddie Mac Gold Pool:
5.0000%, 1/1/19	168,610	175,303
5.5000%, 8/1/19	153,452	159,964
5.0000%, 6/1/20	265,898	282,527
5.5000%, 12/1/28	636,536	704,537
3.5000%, 7/1/29	1,042,875	1,101,384

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
5.5000%, 10/1/36	$550,419	$622,128
6.0000%, 4/1/40	2,599,891	3,009,629
4.5000%, 1/1/41	678,756	740,601
5.0000%, 5/1/41	1,410,630	1,565,723
5.5000%, 5/1/41	1,109,207	1,230,692
5.5000%, 8/1/41	2,474,275	2,817,246
5.5000%, 9/1/41	408,671	453,331
3.5000%, 2/1/44	1,314,686	1,377,212
4.0000%, 8/1/44	893,388	966,111
4.5000%, 9/1/44	4,252,624	4,718,489
4.5000%, 6/1/45	1,816,132	2,015,100
		21,939,977
Ginnie Mae I Pool:
5.1000%, 1/15/32	927,582	1,055,664
4.9000%, 10/15/34	1,016,631	1,125,178
5.5000%, 9/15/35	119,168	137,723
5.5000%, 3/15/36	550,867	625,447
5.5000%, 8/15/39	2,278,969	2,609,000
5.5000%, 8/15/39	727,386	828,037
5.0000%, 10/15/39	508,906	566,034
5.5000%, 10/15/39	844,707	969,524
5.0000%, 11/15/39	820,449	910,641
5.0000%, 1/15/40	279,874	310,841
5.0000%, 5/15/40	301,879	337,897
5.0000%, 5/15/40	96,202	107,708
5.0000%, 7/15/40	893,325	991,994
5.0000%, 7/15/40	223,798	248,483
5.0000%, 2/15/41	919,683	1,021,449
5.0000%, 4/15/41	349,833	388,589
5.0000%, 5/15/41	374,834	422,129
4.5000%, 7/15/41	727,489	790,229
4.5000%, 7/15/41	258,058	284,801
4.5000%, 8/15/41	2,013,080	2,229,717
5.0000%, 9/15/41	213,874	237,503
5.0000%, 11/15/43	1,519,655	1,688,566
4.5000%, 5/15/44	1,000,663	1,099,745
5.0000%, 6/15/44	1,473,246	1,656,604
5.0000%, 6/15/44	567,389	637,302
4.0000%, 4/15/45	694,491	751,672
		22,032,477
Ginnie Mae II Pool:
6.0000%, 11/20/34	495,174	567,901
5.5000%, 11/20/37	604,074	673,907
6.0000%, 1/20/39	200,028	223,570
7.0000%, 5/20/39	113,262	133,153
4.5000%, 10/20/41	1,396,071	1,501,619
6.0000%, 10/20/41	84,917	96,349
6.0000%, 12/20/41	257,009	290,163
5.5000%, 1/20/42	549,242	615,052
6.0000%, 1/20/42	274,267	310,938
6.0000%, 2/20/42	228,028	258,356
6.0000%, 3/20/42	203,358	230,218
6.0000%, 4/20/42	727,940	824,853
3.5000%, 5/20/42	475,561	501,253
5.5000%, 5/20/42	758,793	858,097
6.0000%, 5/20/42	322,596	361,495
5.5000%, 7/20/42	992,841	1,102,914
6.0000%, 7/20/42	225,743	255,666
6.0000%, 8/20/42	231,741	262,325
6.0000%, 9/20/42	538,230	610,025
6.0000%, 11/20/42	223,639	252,640
6.0000%, 2/20/43	294,590	333,609
3.5000%, 9/20/44	1,322,108	1,393,881
5.0000%, 12/20/44	850,987	953,700
		12,611,684
Total Mortgage-Backed Securities (cost $179,984,653)		181,325,549
U.S. Treasury Notes/Bonds – 15.2%
0.5000%, 1/31/17	33,157,000	33,169,964
0.5000%, 4/30/17	3,737,000	3,734,179
0.6250%, 5/31/17	2,187,000	2,188,623
0.6250%, 6/30/17	4,384,000	4,386,512
0.6250%, 7/31/17	19,714,000	19,721,452
1.0000%, 12/15/17	13,315,000	13,397,526
1.3750%, 7/31/18	11,866,000	12,024,981

Shares or Principal Amounts		Value
U.S. Treasury Notes/Bonds – (continued)
1.5000%, 8/31/18	$14,058,000	$14,296,325
1.3750%, 9/30/18	46,868,000	47,474,613
1.2500%, 10/31/18	9,233,000	9,311,868
1.6250%, 7/31/19	7,996,000	8,133,219
1.7500%, 9/30/19	7,135,000	7,286,248
1.5000%, 10/31/19	10,594,000	10,710,841
1.5000%, 11/30/19	12,933,000	13,070,413
1.6250%, 12/31/19	10,968,000	11,132,520
1.3750%, 3/31/20	307,000	307,927
2.1250%, 9/30/21	5,744,000	5,910,036
2.1250%, 12/31/21	8,061,000	8,277,849
1.7500%, 5/15/23	2,452,000	2,431,119
2.5000%, 8/15/23	9,087,000	9,498,041
2.7500%, 11/15/23	12,617,000	13,432,828
2.5000%, 5/15/24	6,538,000	6,810,249
2.3750%, 8/15/24	1,669,000	1,718,983
2.2500%, 11/15/24	17,168,000	17,489,007
2.0000%, 2/15/25	1,151,000	1,146,504
2.0000%, 8/15/25	6,717,000	6,681,494
3.7500%, 11/15/43	6,679,000	7,863,654
3.6250%, 2/15/44	1,893,000	2,176,901
3.3750%, 5/15/44	1,799,000	1,974,449
3.1250%, 8/15/44	433,000	453,184
2.5000%, 2/15/45	1,232,000	1,134,178
3.0000%, 5/15/45	12,736,000	13,033,500
2.8750%, 8/15/45	11,018,000	11,012,546
Total U.S. Treasury Notes/Bonds (cost $315,431,993)		321,391,733
Common Stocks – 55.2%
Aerospace & Defense – 2.8%
Boeing Co.	257,469	33,715,566
Honeywell International, Inc.	263,572	24,957,633
		58,673,199
Airlines – 0.5%
United Continental Holdings, Inc.*	188,621	10,006,344
Automobiles – 1.0%
General Motors Co.	685,006	20,563,880
Beverages – 0.3%
Diageo PLC	231,899	6,239,455
Biotechnology – 2.2%
Amgen, Inc.	222,785	30,815,621
Regeneron Pharmaceuticals, Inc.*	33,534	15,598,005
		46,413,626
Capital Markets – 2.4%
Blackstone Group LP	1,208,788	38,282,316
TD Ameritrade Holding Corp.	394,064	12,546,998
		50,829,314
Chemicals – 3.1%
Chemours Co.	118,835	768,862
EI du Pont de Nemours & Co.	594,174	28,639,187
LyondellBasell Industries NV - Class A	428,068	35,683,748
		65,091,797
Commercial Banks – 2.3%
JPMorgan Chase & Co.	314,061	19,148,299
U.S. Bancorp	746,063	30,596,044
		49,744,343
Consumer Finance – 0.9%
American Express Co.	255,200	18,917,976
Diversified Financial Services – 0.7%
CME Group, Inc.	150,940	13,998,176
Diversified Telecommunication Services – 0.2%
Verizon Communications, Inc.	81,614	3,551,025
Electronic Equipment, Instruments & Components – 1.0%
TE Connectivity, Ltd. (U.S. Shares)	352,807	21,129,611
Food Products – 0.7%
Hershey Co.	156,751	14,402,282
Health Care Providers & Services – 1.0%
Aetna, Inc.	187,872	20,555,076
Hotels, Restaurants & Leisure – 1.7%
Norwegian Cruise Line Holdings, Ltd.*	183,786	10,530,938
Six Flags Entertainment Corp.	161,981	7,415,490
Starbucks Corp.	199,199	11,322,471
Starwood Hotels & Resorts Worldwide, Inc.	96,131	6,390,789
		35,659,688

Shares or Principal Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – 0.7%
3M Co.	99,948	$14,169,628
Information Technology Services – 3.1%
Automatic Data Processing, Inc.	114,251	9,181,210
MasterCard, Inc. - Class A	624,220	56,253,938
		65,435,148
Insurance – 0.8%
Prudential PLC	816,664	17,261,808
Internet & Catalog Retail – 1.2%
Priceline Group, Inc.*	20,680	25,578,265
Internet Software & Services – 2.4%
Google, Inc. - Class C	65,651	39,943,381
Yahoo!, Inc.*	402,392	11,633,153
		51,576,534
Leisure Products – 0.4%
Mattel, Inc.	388,573	8,183,347
Machinery – 0.4%
Dover Corp.	161,842	9,254,126
Multiline Retail – 1.1%
Dollar Tree, Inc.*	348,051	23,201,080
Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	214,587	16,926,623
Enterprise Products Partners LP	793,582	19,760,192
Marathon Oil Corp.	234,960	3,618,384
		40,305,199
Pharmaceuticals – 8.8%
AbbVie, Inc.	653,336	35,548,012
Allergan PLC*	119,821	32,568,546
Bristol-Myers Squibb Co.	603,603	35,733,298
Eli Lilly & Co.	304,733	25,503,105
Endo International PLC*	340,127	23,563,999
Merck & Co., Inc.	385,552	19,042,413
Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	80,865	14,424,699
		186,384,072
Professional Services – 0.3%
Towers Watson & Co. - Class A	60,210	7,067,450
Real Estate Investment Trusts (REITs) – 0.2%
Outfront Media, Inc.	223,766	4,654,333
Real Estate Management & Development – 0.3%
Colony American Homes Holdings III LP§	639,963	6,674,814
Road & Rail – 1.8%
Union Pacific Corp.	441,944	39,072,269
Semiconductor & Semiconductor Equipment – 0.5%
NXP Semiconductor NV*	129,775	11,299,509
Software – 1.9%
Microsoft Corp.	927,910	41,069,297
Specialty Retail – 1.7%
Home Depot, Inc.	315,788	36,470,356
Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	498,446	54,978,594
Seagate Technology PLC	228,227	10,224,570
		65,203,164
Textiles, Apparel & Luxury Goods – 2.3%
NIKE, Inc. - Class B	389,440	47,889,437
Tobacco – 1.5%
Altria Group, Inc.	403,190	21,933,536
Philip Morris International, Inc.	133,764	10,611,498
		32,545,034
Total Common Stocks (cost $1,050,183,238)		1,169,070,662
Preferred Stocks – 0.7%
Capital Markets – 0.2%
Morgan Stanley, 6.8750%	74,675	1,996,063
Morgan Stanley, 7.1250%	74,705	2,050,652
Morgan Stanley Capital Trust III, 6.2500%	11,525	292,620
Morgan Stanley Capital Trust IV, 6.2500%	2,590	65,579
Morgan Stanley Capital Trust V, 5.7500%	954	23,879
Morgan Stanley Capital Trust VIII, 6.4500%	627	15,782
		4,444,575
Commercial Banks – 0.2%
Citigroup Capital XIII, 7.8750%	49,000	1,258,810
Wells Fargo & Co., 6.6250%	83,800	2,291,930
		3,550,740
Consumer Finance – 0.3%
Ally Financial, Inc., 7.0000% (144A)	3,966	3,978,518

Shares or Principal Amounts		Value
Preferred Stocks – (continued)
Consumer Finance – (continued)
Discover Financial Services, 6.5000%	95,425	$2,462,919
		6,441,437
Diversified Financial Services – 0%
General Electric Capital Corp., 4.7000%	8,084	201,211
Total Preferred Stocks (cost $14,307,949)		14,637,963
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $18,493,798)	18,493,798	18,493,798
Total Investments (total cost $1,983,527,273) – 99.7%		2,108,943,405
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		7,298,028
Net Assets – 100%		$2,116,241,433

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,011,451,365	95.4%
United Kingdom	45,498,868	2.2
Canada	16,618,658	0.8
Netherlands	16,335,114	0.8
Germany	7,295,459	0.3
Taiwan	5,117,183	0.2
Singapore	4,764,670	0.2
Italy	1,862,088	0.1

Total	$2,108,943,405	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	10/29/15	2,094,000	$3,166,699	$24,808
Credit Suisse International:
British Pound	10/8/15	1,553,000	2,348,826	66,206
HSBC Securities (USA), Inc.:
British Pound	10/22/15	1,905,000	2,880,988	50,883
JPMorgan Chase & Co.:
British Pound	10/29/15	1,191,000	1,801,117	11,347
RBC Capital Markets Corp.:
British Pound	10/15/15	972,000	1,470,040	11,509
Total			$11,667,670	$164,753

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2015 is $112,716,845, which represents 5.3% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of September 30, 2015.

ºº	Rate shown is the 7-day yield as of September 30, 2015.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Realized Gain/(Loss)	Dividend Income	Value at 9/30/15
Janus Cash Liquidity Fund LLC	7,849,944	869,806,854	(859,163,000)	18,493,798	$ -	$ 23,504	$ 18,493,798

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2015)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$6,407,653	$6,674,814	0.3%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	1,061,993	1,070,602	0.1
Total		$7,469,646	$7,745,416	0.4%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 51,779,864	$ -
Bank Loans and Mezzanine Loans	-	9,406,174	-
Corporate Bonds	-	342,837,662	-
Mortgage-Backed Securities	-	181,325,549	-
U.S. Treasury Notes/Bonds	-	321,391,733	-
Common Stocks
Beverages	-	6,239,455	-
Insurance	-	17,261,808	-
Real Estate Management & Development	-	-	6,674,814
All Other	1,138,894,585	-	-
Preferred Stocks	-	14,637,963	-
Investment Companies	-	18,493,798	-
Total Investments in Securities	$ 1,138,894,585	$ 963,374,006	$ 6,674,814
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 164,753	$ -
Total Assets	$ 1,138,894,585	$ 963,538,759	$ 6,674,814

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Balanced Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests in a combination of equity securities selected for growth potential and fixed-income securities selected for income potential. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2015.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2015 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of this section.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended September 30, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $12,732,065.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of September 30, 2015.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans - Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolio’s yield and your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,983,739,258	$184,096,534	$(58,892,387)	$ 125,204,147

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares		Value
Common Stocks – 96.7%
Aerospace & Defense – 3.3%
HEICO Corp. - Class A	118,804	$5,394,890
Precision Castparts Corp.	38,290	8,795,596
Teledyne Technologies, Inc.*	31,945	2,884,633
TransDigm Group, Inc.*	24,742	5,255,448
		22,330,567
Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	228,262	10,739,727
Airlines – 1.5%
Ryanair Holdings PLC (ADR)	129,026	10,102,736
Biotechnology – 2.0%
Celgene Corp.*	91,215	9,866,727
Medivation, Inc.*	96,686	4,109,155
		13,975,882
Building Products – 0.7%
AO Smith Corp.	79,318	5,170,740
Capital Markets – 3.1%
LPL Financial Holdings, Inc.#	308,488	12,268,568
TD Ameritrade Holding Corp.	272,660	8,681,494
		20,950,062
Chemicals – 1.4%
Air Products & Chemicals, Inc.	32,136	4,099,911
Potash Corp. of Saskatchewan, Inc. (U.S. Shares)#	260,998	5,363,509
		9,463,420
Commercial Services & Supplies – 2.0%
Edenred	267,218	4,370,566
Ritchie Bros Auctioneers, Inc. (U.S. Shares)#	369,464	9,561,728
		13,932,294
Diversified Consumer Services – 0.7%
ServiceMaster Global Holdings, Inc.*	135,307	4,539,550
Diversified Financial Services – 1.5%
MSCI, Inc.	172,420	10,252,093
Electrical Equipment – 4.0%
AMETEK, Inc.	110,692	5,791,405
Sensata Technologies Holding NV*	483,002	21,416,309
		27,207,714
Electronic Equipment, Instruments & Components – 6.1%
Amphenol Corp. - Class A	229,762	11,708,671
Belden, Inc.	95,683	4,467,439
Flextronics International, Ltd.*	610,556	6,435,260
National Instruments Corp.	250,632	6,965,063
TE Connectivity, Ltd. (U.S. Shares)	201,492	12,067,356
		41,643,789
Food Products – 1.0%
Mead Johnson Nutrition Co.	98,179	6,911,802
Health Care Equipment & Supplies – 6.1%
Boston Scientific Corp.*	785,983	12,897,981
IDEXX Laboratories, Inc.*	48,804	3,623,697
Masimo Corp.*	106,367	4,101,512
Teleflex, Inc.	49,722	6,175,970
Varian Medical Systems, Inc.*	199,197	14,696,755
		41,495,915
Health Care Providers & Services – 1.7%
Henry Schein, Inc.*	86,519	11,482,802
Health Care Technology – 1.9%
athenahealth, Inc.*,#	97,316	12,977,089
Hotels, Restaurants & Leisure – 1.2%
Dunkin' Brands Group, Inc.	164,286	8,050,014
Industrial Conglomerates – 1.0%
Roper Industries, Inc.	45,537	7,135,648
Information Technology Services – 10.7%
Amdocs, Ltd. (U.S. Shares)	296,661	16,874,078
Broadridge Financial Solutions, Inc.	180,777	10,006,007
Fidelity National Information Services, Inc.	145,538	9,762,689
Gartner, Inc.*	115,977	9,733,950
Global Payments, Inc.	43,495	4,990,181
Jack Henry & Associates, Inc.	189,929	13,220,958
WEX, Inc.*	97,611	8,476,539
		73,064,402

Shares		Value
Common Stocks – (continued)
Insurance – 1.8%
Aon PLC	136,556	$12,100,227
Internet Software & Services – 1.6%
Cimpress NV*,#	89,888	6,841,376
CoStar Group, Inc.*	24,214	4,190,475
		11,031,851
Leisure Products – 0.7%
Polaris Industries, Inc.	41,459	4,969,690
Life Sciences Tools & Services – 3.4%
Bio-Techne Corp.	50,011	4,624,017
Mettler-Toledo International, Inc.*	18,680	5,318,943
PerkinElmer, Inc.	155,234	7,134,555
Waters Corp.*	51,560	6,094,908
		23,172,423
Machinery – 2.3%
Middleby Corp.*	32,308	3,398,479
Rexnord Corp.*	441,773	7,501,306
Wabtec Corp.	52,505	4,623,065
		15,522,850
Media – 2.2%
Markit, Ltd.*	225,537	6,540,573
Omnicom Group, Inc.	125,945	8,299,775
		14,840,348
Multiline Retail – 0.4%
Dollar Tree, Inc.*	46,758	3,116,888
Oil, Gas & Consumable Fuels – 0.9%
World Fuel Services Corp.	169,350	6,062,730
Pharmaceuticals – 2.0%
AbbVie, Inc.	87,753	4,774,641
Endo International PLC*	129,464	8,969,266
		13,743,907
Professional Services – 3.5%
Verisk Analytics, Inc. - Class A*,†	322,092	23,805,820
Real Estate Investment Trusts (REITs) – 5.6%
Crown Castle International Corp.	307,797	24,275,949
Lamar Advertising Co. - Class A	272,715	14,230,269
		38,506,218
Road & Rail – 0.8%
Canadian Pacific Railway, Ltd. (U.S. Shares)	37,558	5,392,202
Semiconductor & Semiconductor Equipment – 5.1%
Atmel Corp.	839,590	6,775,491
KLA-Tencor Corp.	141,765	7,088,250
ON Semiconductor Corp.*	945,686	8,889,448
Xilinx, Inc.	287,145	12,174,948
		34,928,137
Software – 9.2%
Cadence Design Systems, Inc.*	685,918	14,184,784
Constellation Software, Inc.	23,012	9,646,828
FactSet Research Systems, Inc.	30,202	4,826,582
Intuit, Inc.	95,816	8,503,670
NICE Systems, Ltd. (ADR)	219,542	12,366,801
SS&C Technologies Holdings, Inc.	185,679	13,004,957
		62,533,622
Specialty Retail – 0.3%
Monro Muffler Brake, Inc.	30,104	2,033,525
Textiles, Apparel & Luxury Goods – 4.8%
Carter's, Inc.	89,385	8,101,856
Gildan Activewear, Inc.	420,244	12,674,559
Li & Fung, Ltd.	7,049,720	5,416,380
Wolverine World Wide, Inc.	319,816	6,920,818
		33,113,613
Trading Companies & Distributors – 0.6%
Fastenal Co.#	107,570	3,938,138
Total Common Stocks (cost $443,262,676)		660,238,435
Investment Companies – 8.1%
Investments Purchased with Cash Collateral from Securities Lending – 4.5%
Janus Cash Collateral Fund LLC, 0.1615%ºº,£	30,733,839	30,733,839
Money Markets – 3.6%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£	24,833,049	24,833,049
Total Investment Companies (cost $55,566,888)		55,566,888
Total Investments (total cost $498,829,564) – 104.8%		715,805,323
Liabilities, net of Cash, Receivables and Other Assets – (4.8)%		(33,020,988)
Net Assets – 100%		$682,784,335

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$634,369,441	88.6%
Canada	42,638,826	6.0
Israel	12,366,801	1.7
Ireland	10,102,736	1.4
United Kingdom	6,540,573	0.9
Hong Kong	5,416,380	0.8
France	4,370,566	0.6

Total	$715,805,323	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Canadian Dollar	10/29/15	1,396,000	$1,046,098	$3,930
Euro	10/29/15	2,508,000	2,803,412	1,057
			3,849,510	4,987
Citibank NA:
Canadian Dollar	10/22/15	1,341,000	1,004,919	7,899
Euro	10/22/15	2,457,000	2,746,098	8,091
			3,751,017	15,990
Credit Suisse International:
Canadian Dollar	10/8/15	1,561,000	1,169,866	3,007
Euro	10/8/15	1,998,300	2,232,926	33,042
			3,402,792	36,049
HSBC Securities (USA), Inc.:
Canadian Dollar	10/22/15	2,301,000	1,724,324	11,245
Euro	10/22/15	2,086,000	2,331,445	3,040
			4,055,769	14,285
JPMorgan Chase & Co.:
Euro	10/29/15	1,088,000	1,216,153	9,712
RBC Capital Markets Corp.:
Euro	10/15/15	2,239,000	2,502,167	(13,279)
Total			$18,777,408	$67,744

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.
†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2015, is $19,216,600.

ºº	Rate shown is the 7-day yield as of September 30, 2015.
#	Loaned security; a portion of the security is on loan at September 30, 2015.
£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Collateral Fund LLC	22,171,100	173,610,491	(165,047,752)	30,733,839	$115,593(1)	$ 30,733,839
Janus Cash Liquidity Fund LLC	22,265,533	103,349,516	(100,782,000)	24,833,049	16,133	24,833,049
Total					$ 131,726	$ 55,566,888
(1) Net income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies	$ 9,561,728	$ 4,370,566	$ -
Textiles, Apparel & Luxury Goods	27,697,233	5,416,380	-
All Other	613,192,528	-	-

Investment Companies	-	55,566,888	-
Total Investments in Securities	$ 650,451,489	$ 65,353,834	$ -

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 81,023	$ -
Total Assets	$ 650,451,489	$ 65,434,857	$ -

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 13,279	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Enterprise Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2015 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of this section.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended September 30, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $23,591,311.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 499,029,683	$237,854,484	$(21,078,844)	$ 216,775,640

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 5.7%
AmeriCredit Automobile Receivables Trust 2012-4, 3.8200%, 2/10/20 (144A)	$396,000	$403,798
AmeriCredit Automobile Receivables Trust 2013-4, 3.3100%, 10/8/19	384,000	393,795
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	706,000	710,302
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	2,520,000	2,578,280
Aventura Mall Trust 2013-AVM, 3.8674%, 12/5/32 (144A)‡	758,000	749,017
BAMLL Commercial Mortgage Securities Trust 2015-200P,
3.7157%, 4/14/33 (144A)‡	909,000	807,046
Banc of America Commercial Mortgage Trust 2006-6, 5.4210%, 10/10/45	410,000	417,551
Boca Hotel Portfolio Trust 2013-BOCA, 3.2566%, 8/15/26 (144A)‡	607,000	605,396
CGBAM Commercial Mortgage Trust 2014-HD, 3.2066%, 2/15/31 (144A)‡	318,000	317,699
CKE Restaurant Holdings, Inc., 4.4740%, 3/20/43 (144A)	1,516,900	1,571,031
COMM 2007-C9 Mortgage Trust, 5.6500%, 12/10/49‡	678,000	704,177
COMM 2007-C9 Mortgage Trust, 5.9888%, 12/10/49‡	110,000	113,489
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	380,120	401,472
Core Industrial Trust 2015-TEXW, 3.9770%, 2/10/34 (144A)‡	997,000	946,326
DB Master Finance LLC 2015-1, 3.2620%, 2/20/45 (144A)	700,480	704,713
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	1,087,998	1,120,600
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.5939%, 10/25/24‡	291,000	293,217
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.8439%, 10/25/24‡	263,000	268,199
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.3939%, 3/25/25‡	1,161,000	1,160,999
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,455,120	1,315,251
GAHR Commercial Mortgage Trust 2015-NRF, 3.4949%, 12/15/19 (144A)‡	469,000	462,553
GS Mortgage Securities Corp. II, 3.5495%, 12/10/27 (144A)‡	1,078,000	1,040,660
GS Mortgage Securities Corp. Trust 2013-NYC5, 3.7706%, 1/10/30 (144A)‡	493,000	497,257
Hilton USA Trust 2013-HLT, 4.6017%, 11/5/30 (144A)‡	323,000	326,129
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT,
2.8044%, 2/16/25 (144A)	677,902	690,750
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT,
4.8447%, 2/16/25 (144A)	728,000	755,351
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU,
2.8066%, 12/15/28 (144A)‡	322,000	322,007
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU,
3.7066%, 12/15/28 (144A)‡	276,000	275,823
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
2.0066%, 1/15/32 (144A)‡	543,000	539,538
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
4.1566%, 1/15/32 (144A)‡	589,000	583,407
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
2.9440%, 7/15/36‡	278,000	278,000
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
4.6940%, 7/15/36‡	843,000	843,000
LB-UBS Commercial Mortgage Trust 2007-C2, 5.4930%, 2/15/40‡	367,900	383,766
Santander Drive Auto Receivables Trust, 2.5200%, 9/17/18	478,000	483,141
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	1,141,000	1,183,538
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	764,000	793,484
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	724,000	731,751
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	1,199,000	1,208,600
Starwood Retail Property Trust 2014-STAR, 3.4476%, 11/15/27 (144A)‡	1,137,000	1,126,671
Starwood Retail Property Trust 2014-STAR, 4.3476%, 11/15/27 (144A)‡	557,000	552,631
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.3830%, 12/15/43	944,992	982,238
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	1,666,000	1,695,931
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.1497%, 2/15/51‡	524,000	539,262
Wells Fargo Commercial Mortgage Trust 2014-TISH, 2.9566%, 1/15/27 (144A)‡	331,000	323,771
Wells Fargo Commercial Mortgage Trust 2014-TISH, 2.4566%, 2/15/27 (144A)‡	459,000	448,643
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.4566%, 2/15/27 (144A)‡	135,000	131,374
Wendy's Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	2,560,000	2,572,575
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $35,362,454)		35,354,209
Bank Loans and Mezzanine Loans – 1.2%
Communications – 0.3%
CCO Safari III LLC, 3.5000%, 1/24/23‡	1,252,000	1,244,438
Tribune Media Co., 3.7500%, 12/28/20‡	763,618	756,303
		2,000,741
Consumer Cyclical – 0.1%
Staples, Inc., 0%, 4/23/21‡	414,000	411,570
Consumer Non-Cyclical – 0.2%
IMS Health, Inc., 3.5000%, 3/17/21‡	1,092,175	1,086,037
Technology – 0.6%
Avago Technologies Cayman, Ltd., 3.7500%, 5/6/21‡	4,065,077	4,059,142
Total Bank Loans and Mezzanine Loans (cost $7,582,787)		7,557,490

Shares or Principal Amounts		Value
Corporate Bonds – 36.0%
Asset-Backed Securities – 0.2%
American Tower Trust I, 1.5510%, 3/15/18 (144A)	$1,467,000	$1,455,615
Banking – 4.6%
Ally Financial, Inc., 8.0000%, 12/31/18	248,000	273,420
Ally Financial, Inc., 4.1250%, 3/30/20	1,393,000	1,377,329
Ally Financial, Inc., 4.6250%, 5/19/22	1,087,000	1,069,336
American Express Co., 6.8000%, 9/1/66‡	993,000	1,004,171
Bank of America Corp., 1.5000%, 10/9/15	632,000	632,051
Bank of America Corp., 8.0000%µ	2,106,000	2,200,770
Discover Financial Services, 3.9500%, 11/6/24	494,000	486,176
Discover Financial Services, 3.7500%, 3/4/25	1,063,000	1,029,460
Goldman Sachs Capital I, 6.3450%, 2/15/34	1,938,000	2,219,859
Goldman Sachs Group, Inc., 5.6250%, 1/15/17	127,000	133,379
Intesa Sanpaolo SpA, 5.0170%, 6/26/24 (144A)	1,179,000	1,163,435
Morgan Stanley, 5.5500%µ	1,329,000	1,309,065
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	1,997,000	2,145,862
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	1,913,000	2,036,708
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	2,838,000	2,860,542
Santander UK PLC, 5.0000%, 11/7/23 (144A)	3,356,000	3,488,700
SVB Financial Group, 5.3750%, 9/15/20	1,138,000	1,268,499
Synchrony Financial, 3.0000%, 8/15/19	1,422,000	1,433,268
Wells Fargo & Co., 5.8750%µ	279,000	285,626
Zions Bancorporation, 5.8000%µ	2,091,000	1,996,905
		28,414,561
Basic Industry – 2.1%
Albemarle Corp., 4.1500%, 12/1/24	1,478,000	1,482,650
Albemarle Corp., 5.4500%, 12/1/44	1,404,000	1,422,725
Alcoa, Inc., 5.1250%, 10/1/24	83,000	78,228
Ashland, Inc., 3.8750%, 4/15/18	771,000	776,783
Ashland, Inc., 6.8750%, 5/15/43	1,014,000	943,020
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,189,000	2,214,327
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,152,000	1,150,990
LyondellBasell Industries NV, 4.6250%, 2/26/55	1,454,000	1,233,118
Reliance Steel & Aluminum Co., 4.5000%, 4/15/23	1,164,000	1,111,022
Rockwood Specialties Group, Inc., 4.6250%, 10/15/20	2,262,000	2,341,362
		12,754,225
Brokerage – 3.4%
Ameriprise Financial, Inc., 7.5180%, 6/1/66‡	1,962,000	1,930,117
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	963,000	985,781
Charles Schwab Corp., 3.0000%, 3/10/25	794,000	781,804
Charles Schwab Corp., 7.0000%µ	1,069,000	1,234,695
E*TRADE Financial Corp., 5.3750%, 11/15/22	1,449,000	1,535,940
E*TRADE Financial Corp., 4.6250%, 9/15/23	1,928,000	1,947,280
Lazard Group LLC, 6.8500%, 6/15/17	32,000	34,578
Lazard Group LLC, 4.2500%, 11/14/20	1,369,000	1,450,115
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
5.8750%, 3/15/22 (144A)	1,424,000	1,507,660
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
4.8750%, 4/15/45 (144A)	1,620,000	1,484,121
Raymond James Financial, Inc., 5.6250%, 4/1/24	3,213,000	3,632,753
Stifel Financial Corp., 4.2500%, 7/18/24	981,000	980,716
TD Ameritrade Holding Corp., 2.9500%, 4/1/22	1,223,000	1,231,603
TD Ameritrade Holding Corp., 3.6250%, 4/1/25	2,591,000	2,652,466
		21,389,629
Capital Goods – 1.7%
CNH Industrial Capital LLC, 3.6250%, 4/15/18	829,000	805,689
Exelis, Inc., 4.2500%, 10/1/16	901,000	920,544
Exelis, Inc., 5.5500%, 10/1/21	389,000	432,066
FLIR Systems, Inc., 3.7500%, 9/1/16	1,215,000	1,241,023
Hanson, Ltd., 6.1250%, 8/15/16	840,000	863,688
Harris Corp., 3.8320%, 4/27/25	479,000	468,959
Harris Corp., 5.0540%, 4/27/45	779,000	751,883
Martin Marietta Materials, Inc., 4.2500%, 7/2/24	645,000	647,673
Owens Corning, 4.2000%, 12/1/24	534,000	530,476
Vulcan Materials Co., 7.0000%, 6/15/18	894,000	996,810
Vulcan Materials Co., 7.5000%, 6/15/21	482,000	551,890
Vulcan Materials Co., 4.5000%, 4/1/25	2,262,000	2,216,760
		10,427,461
Communications – 0.6%
CCO Safari II LLC, 4.9080%, 7/23/25	1,321,000	1,314,663
Nielsen Finance LLC / Nielsen Finance Co., 4.5000%, 10/1/20	489,000	490,223
SBA Tower Trust, 2.9330%, 12/15/17 (144A)	811,000	823,384
UBM PLC, 5.7500%, 11/3/20 (144A)	1,233,000	1,346,193
		3,974,463

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – 3.3%
1011778 BC ULC / New Red Finance, Inc., 4.6250%, 1/15/22 (144A)	$1,550,000	$1,515,435
Brinker International, Inc., 3.8750%, 5/15/23	2,707,000	2,648,485
CVS Health Corp., 2.8000%, 7/20/20	2,358,000	2,395,737
CVS Health Corp., 3.5000%, 7/20/22	1,323,000	1,366,426
CVS Health Corp., 3.8750%, 7/20/25	1,166,000	1,201,922
DR Horton, Inc., 4.7500%, 5/15/17	475,000	488,953
DR Horton, Inc., 3.7500%, 3/1/19	836,000	841,225
FCA US LLC / CG Co-Issuer, Inc., 8.2500%, 6/15/21	776,000	823,491
General Motors Co., 3.5000%, 10/2/18	490,000	493,954
General Motors Co., 4.8750%, 10/2/23	3,459,000	3,508,073
Macy's Retail Holdings, Inc., 5.9000%, 12/1/16	336,000	353,499
MDC Holdings, Inc., 5.5000%, 1/15/24	951,000	960,510
Schaeffler Finance BV, 4.2500%, 5/15/21 (144A)	399,000	383,040
Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19	793,000	920,276
Toll Brothers Finance Corp., 4.0000%, 12/31/18	409,000	420,248
Toll Brothers Finance Corp., 5.8750%, 2/15/22	332,000	356,070
Toll Brothers Finance Corp., 4.3750%, 4/15/23	227,000	223,028
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.2500%, 5/30/23 (144A)	615,000	508,144
ZF North America Capital, Inc., 4.0000%, 4/29/20 (144A)	593,000	563,721
ZF North America Capital, Inc., 4.5000%, 4/29/22 (144A)	289,000	273,105
ZF North America Capital, Inc., 4.7500%, 4/29/25 (144A)	596,000	546,085
		20,791,427
Consumer Non-Cyclical – 4.1%
Actavis Funding SCS, 3.0000%, 3/12/20	1,852,000	1,853,622
Actavis Funding SCS, 3.8000%, 3/15/25	1,493,000	1,442,296
Actavis Funding SCS, 4.5500%, 3/15/35	1,454,000	1,337,769
Becton Dickinson and Co., 1.8000%, 12/15/17	1,223,000	1,228,360
Fresenius Medical Care US Finance II, Inc., 5.8750%, 1/31/22 (144A)	1,621,000	1,738,522
HCA, Inc., 3.7500%, 3/15/19	600,000	598,500
Kraft Heinz Foods Co., 2.8000%, 7/2/20 (144A)	921,000	927,034
Kraft Heinz Foods Co., 3.5000%, 7/15/22 (144A)	789,000	805,978
Laboratory Corp. of America Holdings, 3.2000%, 2/1/22	1,490,000	1,483,067
Laboratory Corp. of America Holdings, 3.6000%, 2/1/25	1,329,000	1,286,558
Life Technologies Corp., 6.0000%, 3/1/20	1,006,000	1,148,800
Life Technologies Corp., 5.0000%, 1/15/21	270,000	296,456
Omnicare, Inc., 4.7500%, 12/1/22	604,000	652,320
Omnicare, Inc., 5.0000%, 12/1/24	745,000	808,325
Smithfield Foods, Inc., 5.2500%, 8/1/18 (144A)	209,000	212,135
Thermo Fisher Scientific, Inc., 3.3000%, 2/15/22	681,000	682,905
Tyson Foods, Inc., 6.6000%, 4/1/16	611,000	627,770
Valeant Pharmaceuticals International, Inc., 5.8750%, 5/15/23 (144A)	779,000	744,432
Valeant Pharmaceuticals International, Inc., 6.1250%, 4/15/25 (144A)	779,000	741,998
Wm Wrigley Jr Co., 2.4000%, 10/21/18 (144A)	1,698,000	1,727,883
Wm Wrigley Jr Co., 3.3750%, 10/21/20 (144A)	979,000	1,019,668
Zimmer Biomet Holdings, Inc., 2.7000%, 4/1/20	1,388,000	1,393,077
Zimmer Biomet Holdings, Inc., 3.1500%, 4/1/22	1,577,000	1,561,394
Zimmer Biomet Holdings, Inc., 3.5500%, 4/1/25	987,000	966,492
		25,285,361
Electric – 0.4%
IPALCO Enterprises, Inc., 5.0000%, 5/1/18	568,000	594,980
PPL WEM, Ltd. / Western Power Distribution, Ltd., 3.9000%, 5/1/16 (144A)	760,000	769,923
PPL WEM, Ltd. / Western Power Distribution, Ltd., 5.3750%, 5/1/21 (144A)	1,118,000	1,244,070
		2,608,973
Energy – 4.4%
Chesapeake Energy Corp., 5.3750%, 6/15/21	1,125,000	748,125
Chesapeake Energy Corp., 4.8750%, 4/15/22	635,000	414,338
Chevron Corp., 1.3450%, 11/15/17	991,000	994,434
Cimarex Energy Co., 5.8750%, 5/1/22	3,057,000	3,210,440
Cimarex Energy Co., 4.3750%, 6/1/24	2,533,000	2,466,195
DCP Midstream Operating LP, 4.9500%, 4/1/22	1,840,000	1,656,158
DCP Midstream Operating LP, 3.8750%, 3/15/23	786,000	656,502
DCP Midstream Operating LP, 5.6000%, 4/1/44	285,000	230,669
Devon Energy Corp., 2.2500%, 12/15/18	936,000	937,746
Energy Transfer Partners LP, 4.1500%, 10/1/20	621,000	628,151
EnLink Midstream Partners LP, 4.4000%, 4/1/24	823,000	783,545
EnLink Midstream Partners LP, 5.6000%, 4/1/44	662,000	602,453
Forum Energy Technologies, Inc., 6.2500%, 10/1/21	687,000	577,080
Helmerich & Payne International Drilling Co., 4.6500%, 3/15/25	1,941,000	1,932,248
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	579,000	592,894
Kinder Morgan Energy Partners LP, 4.3000%, 5/1/24	573,000	523,110
Kinder Morgan, Inc., 6.5000%, 9/15/20	67,000	74,188
Kinder Morgan, Inc., 7.7500%, 1/15/32	685,000	720,121
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	549,000	603,706
NGL Energy Partners LP / NGL Energy Finance Corp., 5.1250%, 7/15/19	1,220,000	1,110,200

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Oceaneering International, Inc., 4.6500%, 11/15/24	$2,123,000	$2,019,835
Phillips 66 Partners LP, 3.6050%, 2/15/25	398,000	365,018
Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)	142,000	145,766
Spectra Energy Partners LP, 4.7500%, 3/15/24	1,513,000	1,563,929
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.1250%, 11/15/19 (144A)	1,181,000	1,059,947
Western Gas Partners LP, 5.3750%, 6/1/21	2,378,000	2,545,430
		27,162,228
Finance Companies – 2.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 7/1/22	730,000	727,263
CIT Group, Inc., 4.2500%, 8/15/17	3,245,000	3,285,562
CIT Group, Inc., 5.5000%, 2/15/19 (144A)	1,915,000	1,986,812
GE Capital Trust I, 6.3750%, 11/15/67‡	993,000	1,064,992
General Electric Capital Corp., 6.3750%, 11/15/67‡	999,000	1,070,803
General Electric Capital Corp., 6.2500%µ	2,000,000	2,170,000
General Electric Capital Corp., 7.1250%µ	500,000	577,500
International Lease Finance Corp., 6.7500%, 9/1/16	996,000	1,030,860
International Lease Finance Corp., 8.7500%, 3/15/17	522,000	561,150
		12,474,942
Financial – 1.0%
Jones Lang LaSalle, Inc., 4.4000%, 11/15/22	1,743,000	1,799,109
Kennedy-Wilson, Inc., 5.8750%, 4/1/24	1,737,000	1,697,917
LeasePlan Corp. NV, 2.5000%, 5/16/18 (144A)	2,996,000	3,003,304
		6,500,330
Industrial – 0.2%
Cintas Corp. No 2, 2.8500%, 6/1/16	421,000	425,662
Cintas Corp. No 2, 4.3000%, 6/1/21	470,000	512,621
		938,283
Insurance – 0.8%
CNO Financial Group, Inc., 4.5000%, 5/30/20	353,000	360,060
CNO Financial Group, Inc., 5.2500%, 5/30/25	1,148,000	1,165,220
Primerica, Inc., 4.7500%, 7/15/22	2,463,000	2,679,606
Voya Financial, Inc., 5.6500%, 5/15/53‡	941,000	948,528
		5,153,414
Owned No Guarantee – 0.1%
Korea National Oil Corp., 4.0000%, 10/27/16 (144A)	748,000	769,883
Real Estate Investment Trusts (REITs) – 1.7%
Alexandria Real Estate Equities, Inc., 2.7500%, 1/15/20	349,000	348,410
Alexandria Real Estate Equities, Inc., 4.6000%, 4/1/22	1,755,000	1,844,294
Alexandria Real Estate Equities, Inc., 4.5000%, 7/30/29	727,000	726,176
Goodman Funding Pty, Ltd., 6.3750%, 4/15/21 (144A)	1,813,000	2,081,978
Post Apartment Homes LP, 4.7500%, 10/15/17	783,000	829,786
Reckson Operating Partnership LP, 6.0000%, 3/31/16	246,000	251,379
Retail Opportunity Investments Partnership LP, 5.0000%, 12/15/23	250,000	261,458
Retail Opportunity Investments Partnership LP, 4.0000%, 12/15/24	528,000	516,466
Senior Housing Properties Trust, 6.7500%, 4/15/20	363,000	407,771
Senior Housing Properties Trust, 6.7500%, 12/15/21	424,000	485,816
SL Green Realty Corp., 5.0000%, 8/15/18	783,000	834,559
SL Green Realty Corp., 7.7500%, 3/15/20	1,393,000	1,651,542
		10,239,635
Technology – 4.8%
Autodesk, Inc., 3.6000%, 12/15/22	827,000	826,378
Cadence Design Systems, Inc., 4.3750%, 10/15/24	2,320,000	2,364,115
Fidelity National Information Services, Inc., 5.0000%, 3/15/22	245,000	256,040
Fiserv, Inc., 3.1250%, 10/1/15	823,000	823,000
Molex Electronic Technologies LLC, 2.8780%, 4/15/20 (144A)	634,000	627,065
Molex Electronic Technologies LLC, 3.9000%, 4/15/25 (144A)	1,883,000	1,834,972
Seagate HDD Cayman, 4.7500%, 6/1/23	431,000	425,373
Seagate HDD Cayman, 4.7500%, 1/1/25	4,352,000	4,177,750
Seagate HDD Cayman, 4.8750%, 6/1/27 (144A)	1,363,000	1,267,808
Seagate HDD Cayman, 5.7500%, 12/1/34 (144A)	1,611,000	1,549,469
Trimble Navigation, Ltd., 4.7500%, 12/1/24	2,716,000	2,716,576
TSMC Global, Ltd., 1.6250%, 4/3/18 (144A)	3,817,000	3,782,395
Verisk Analytics, Inc., 4.8750%, 1/15/19	717,000	762,721
Verisk Analytics, Inc., 5.8000%, 5/1/21	2,962,000	3,365,454
Verisk Analytics, Inc., 4.1250%, 9/12/22	893,000	906,675
Verisk Analytics, Inc., 4.0000%, 6/15/25	2,624,000	2,594,976
Verisk Analytics, Inc., 5.5000%, 6/15/45	1,430,000	1,405,381
		29,686,148
Transportation – 0.6%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 3/15/16 (144A)	163,000	163,995
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.3750%, 3/15/18 (144A)	1,505,000	1,547,351

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Transportation – (continued)
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 6/15/19 (144A)	$626,000	$622,989
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.8750%, 7/11/22 (144A)	99,000	105,202
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.2500%, 1/17/23 (144A)	690,000	703,592
Southwest Airlines Co., 5.1250%, 3/1/17	739,000	777,254
		3,920,383
Total Corporate Bonds (cost $223,573,955)		223,946,961
Mortgage-Backed Securities – 20.9%
Fannie Mae Pool:
5.5000%, 1/1/25	144,402	157,328
4.0000%, 6/1/29	213,682	229,331
4.0000%, 9/1/29	579,702	622,170
5.0000%, 9/1/29	518,108	570,533
3.5000%, 10/1/29	2,708,204	2,865,087
5.0000%, 1/1/30	212,380	233,875
5.5000%, 1/1/33	95,968	108,411
3.5000%, 5/1/33	6,624,243	6,997,334
4.0000%, 4/1/34	608,465	660,973
6.0000%, 10/1/35	479,128	543,912
6.0000%, 12/1/35	377,820	428,876
6.0000%, 2/1/37	182,818	209,787
6.0000%, 9/1/37	494,531	540,186
6.0000%, 10/1/38	414,893	469,103
7.0000%, 2/1/39	161,436	184,089
5.5000%, 3/1/40	553,053	630,317
5.5000%, 4/1/40	1,234,316	1,379,534
4.5000%, 10/1/40	148,749	161,992
5.0000%, 10/1/40	149,451	167,384
5.0000%, 2/1/41	1,335,530	1,481,347
5.5000%, 2/1/41	305,279	347,932
5.0000%, 4/1/41	267,759	297,613
5.0000%, 5/1/41	247,848	273,647
5.5000%, 5/1/41	410,006	457,826
5.5000%, 6/1/41	929,810	1,051,003
5.5000%, 6/1/41	354,640	396,738
5.0000%, 7/1/41	642,093	708,796
5.5000%, 7/1/41	1,477,892	1,650,512
4.5000%, 8/1/41	613,655	667,137
5.0000%, 10/1/41	314,317	348,784
5.5000%, 12/1/41	790,232	887,643
5.5000%, 2/1/42	4,126,729	4,612,851
4.0000%, 6/1/42	863,545	930,860
3.5000%, 7/1/42	1,719,825	1,809,595
4.0000%, 7/1/42	549,553	592,720
4.0000%, 8/1/42	381,280	411,244
4.0000%, 9/1/42	478,060	515,872
4.0000%, 9/1/42	449,395	484,727
4.0000%, 11/1/42	566,173	610,324
4.0000%, 12/1/42	234,415	254,355
3.5000%, 1/1/43	1,090,938	1,142,852
3.5000%, 2/1/43	2,272,542	2,381,218
3.5000%, 2/1/43	2,541,143	2,662,199
4.5000%, 2/1/43	2,548,577	2,782,018
3.5000%, 3/1/43	1,183,275	1,239,656
4.5000%, 3/1/43	841,925	928,107
4.0000%, 5/1/43	1,203,566	1,297,985
4.0000%, 7/1/43	1,605,193	1,731,630
4.0000%, 8/1/43	1,411,855	1,522,738
4.0000%, 9/1/43	420,483	453,490
3.5000%, 1/1/44	1,656,428	1,750,863
3.5000%, 1/1/44	654,686	690,735
4.0000%, 2/1/44	851,488	918,148
3.5000%, 4/1/44	806,742	849,406
3.5000%, 5/1/44	2,740,689	2,891,545
4.5000%, 5/1/44	4,229,668	4,700,557
4.0000%, 6/1/44	1,352,345	1,458,775
4.0000%, 7/1/44	2,503,771	2,718,368
5.0000%, 7/1/44	1,008,237	1,135,693
4.0000%, 8/1/44	525,369	570,399
4.0000%, 8/1/44	1,399,191	1,519,121
4.5000%, 8/1/44	1,871,460	2,077,831
4.5000%, 10/1/44	1,422,730	1,581,151
4.5000%, 10/1/44	776,136	860,406
3.5000%, 2/1/45	2,001,023	2,096,557
4.5000%, 3/1/45	1,428,003	1,583,055

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 9/1/45	$4,662,326	$5,031,233
		84,527,484
Freddie Mac Gold Pool:
5.0000%, 1/1/19	89,549	93,104
5.5000%, 8/1/19	80,488	83,903
5.0000%, 6/1/20	182,140	193,531
5.5000%, 12/1/28	327,444	362,425
3.5000%, 7/1/29	502,121	530,292
3.5000%, 9/1/29	422,060	445,799
5.5000%, 10/1/36	358,124	404,780
5.5000%, 4/1/40	798,742	891,068
6.0000%, 4/1/40	1,894,245	2,192,775
4.5000%, 1/1/41	357,100	389,637
5.0000%, 5/1/41	584,244	648,479
5.5000%, 5/1/41	493,572	547,630
3.5000%, 2/1/44	851,560	892,060
4.0000%, 8/1/44	232,084	250,976
4.5000%, 9/1/44	2,767,734	3,070,932
4.5000%, 6/1/45	2,796,557	3,102,936
		14,100,327
Ginnie Mae I Pool:
4.0000%, 8/15/24	283,804	302,497
5.1000%, 1/15/32	592,829	674,687
4.9000%, 10/15/34	683,627	756,618
5.5000%, 9/15/35	178,062	205,789
5.5000%, 3/15/36	274,642	311,826
5.5000%, 6/15/39	1,329,503	1,532,720
5.5000%, 8/15/39	489,070	556,744
5.5000%, 8/15/39	753,651	862,792
5.0000%, 9/15/39	434,437	487,821
5.0000%, 9/15/39	965,160	1,086,247
5.0000%, 10/15/39	270,674	301,059
5.0000%, 11/15/39	484,260	537,495
5.0000%, 1/15/40	154,211	171,274
5.0000%, 5/15/40	46,527	52,092
5.0000%, 5/15/40	174,259	195,050
5.0000%, 5/15/40	635,783	709,495
5.0000%, 7/15/40	145,004	160,998
5.0000%, 7/15/40	508,955	565,171
4.5000%, 9/15/40	499,569	548,896
5.0000%, 2/15/41	499,880	555,194
5.0000%, 4/15/41	168,386	187,041
4.5000%, 5/15/41	637,147	698,640
5.0000%, 5/15/41	198,414	223,449
4.5000%, 7/15/41	444,685	483,036
4.5000%, 7/15/41	151,175	166,842
4.5000%, 8/15/41	1,119,670	1,240,163
5.0000%, 9/15/41	268,390	298,042
5.0000%, 11/15/43	1,047,330	1,163,741
4.5000%, 5/15/44	614,104	674,911
5.0000%, 6/15/44	1,229,984	1,381,541
5.0000%, 6/15/44	1,222,603	1,374,766
4.0000%, 4/15/45	1,457,440	1,577,436
		20,044,073
Ginnie Mae II Pool:
6.0000%, 11/20/34	260,931	299,254
5.5000%, 3/20/35	1,121,114	1,265,838
5.5000%, 3/20/36	292,582	329,620
5.5000%, 11/20/37	318,143	354,922
6.0000%, 1/20/39	112,538	125,783
7.0000%, 5/20/39	57,227	67,277
5.0000%, 6/20/41	136,526	148,784
5.0000%, 6/20/41	601,666	658,992
6.0000%, 10/20/41	51,822	58,799
6.0000%, 12/20/41	234,626	264,892
5.5000%, 1/20/42	386,083	432,344
6.0000%, 1/20/42	146,530	166,122
6.0000%, 2/20/42	222,906	252,553
6.0000%, 3/20/42	144,310	163,370
6.0000%, 4/20/42	557,162	631,340
3.5000%, 5/20/42	326,420	344,055
5.5000%, 5/20/42	439,765	497,318
6.0000%, 5/20/42	387,331	434,037
5.5000%, 7/20/42	686,571	762,689

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
6.0000%, 7/20/42	$167,936	$190,196
6.0000%, 8/20/42	160,148	181,283
6.0000%, 9/20/42	194,822	220,810
6.0000%, 11/20/42	163,320	184,499
6.0000%, 2/20/43	194,795	220,597
5.0000%, 12/20/44	3,053,429	3,421,975
		11,677,349
Total Mortgage-Backed Securities (cost $129,722,980)		130,349,233
U.S. Treasury Notes/Bonds – 32.8%
0.6250%, 12/31/16	28,714,000	28,769,991
0.5000%, 1/31/17	20,778,000	20,786,124
0.8750%, 1/31/17	10,167,000	10,219,685
0.8750%, 2/28/17	1,189,000	1,195,161
0.5000%, 4/30/17	8,978,000	8,971,222
0.6250%, 6/30/17	3,858,000	3,860,211
0.7500%, 6/30/17	1,890,000	1,895,192
0.8750%, 7/15/17	591,000	593,778
1.0000%, 9/15/17	63,000	63,444
0.8750%, 10/15/17	107,000	107,443
0.7500%, 10/31/17	633,000	633,956
1.0000%, 12/15/17	12,771,000	12,850,155
0.7500%, 12/31/17	776,000	776,324
0.8750%, 1/31/18	1,236,000	1,239,283
0.7500%, 3/31/18	932,000	930,665
2.3750%, 5/31/18	1,251,000	1,301,562
0.8750%, 7/15/18	90,000	89,995
1.3750%, 7/31/18	4,085,000	4,139,731
1.5000%, 8/31/18	14,379,000	14,622,767
1.6250%, 7/31/19	7,768,000	7,901,307
1.7500%, 9/30/19	4,732,000	4,832,309
1.5000%, 10/31/19	6,665,000	6,738,508
1.5000%, 11/30/19	13,098,000	13,237,166
1.6250%, 12/31/19	1,416,000	1,437,240
1.3750%, 3/31/20	156,000	156,471
2.1250%, 9/30/21	4,039,000	4,155,751
2.2500%, 11/15/24	11,134,000	11,342,184
2.0000%, 8/15/25	3,297,000	3,279,572
3.7500%, 11/15/43	785,000	924,235
3.6250%, 2/15/44	5,657,000	6,505,403
3.3750%, 5/15/44	90,000	98,777
3.1250%, 8/15/44	7,302,000	7,642,383
3.0000%, 11/15/44	2,002,000	2,044,386
2.5000%, 2/15/45	880,000	810,127
3.0000%, 5/15/45	13,551,000	13,867,538
2.8750%, 8/15/45	6,388,000	6,384,838
Total U.S. Treasury Notes/Bonds (cost $201,455,641)		204,404,884
Preferred Stocks – 1.4%
Capital Markets – 0.4%
Morgan Stanley, 6.8750%	48,500	1,296,405
Morgan Stanley, 7.1250%	43,000	1,180,350
Morgan Stanley Capital Trust III, 6.2500%	7,000	177,730
Morgan Stanley Capital Trust IV, 6.2500%	1,012	25,624
Morgan Stanley Capital Trust V, 5.7500%	479	11,989
Morgan Stanley Capital Trust VIII, 6.4500%	410	10,320
		2,702,418
Commercial Banks – 0.3%
Citigroup Capital XIII, 7.8750%	26,000	667,940
Wells Fargo & Co., 6.6250%	44,000	1,203,400
		1,871,340
Consumer Finance – 0.7%
Ally Financial, Inc., 7.0000% (144A)	2,640	2,648,333
Discover Financial Services, 6.5000%	59,000	1,522,790
		4,171,123
Diversified Financial Services – 0%
General Electric Capital Corp., 4.7000%	5,000	124,450
Total Preferred Stocks (cost $8,623,480)		8,869,331
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $7,746,534)	7,746,534	7,746,534
Total Investments (total cost $614,067,831) – 99.2%		618,228,642
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		4,775,037
Net Assets – 100%		$623,003,679

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$582,865,648	94.3%
United Kingdom	13,891,998	2.3
Germany	4,368,161	0.7
Singapore	4,059,142	0.7
Taiwan	3,782,395	0.6
Netherlands	3,730,567	0.6
Australia	2,081,978	0.3
Canada	1,515,435	0.2
Italy	1,163,435	0.2
South Korea	769,883	0.1

Total	$618,228,642	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2015 is $77,591,265, which represents 12.5% of net assets.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of September 30, 2015.

ºº	Rate shown is the 7-day yield as of September 30, 2015.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Liquidity Fund LLC	2,952,000	365,628,314	(360,833,780)	7,746,534	$ 9,769	$ 7,746,534

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets

FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$1,304,674	$1,315,251	0.2%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 35,354,209	$ -
Bank Loans and Mezzanine Loans	-	7,557,490	-
Corporate Bonds	-	223,946,961	-
Mortgage-Backed Securities	-	130,349,233	-
U.S. Treasury Notes/Bonds	-	204,404,884	-
Preferred Stocks	-	8,869,331	-
Investment Companies	-	7,746,534	-

Total Assets	$ -	$ 618,228,642	$ -

Significant Accounting Policies

Janus Aspen Flexible Bond Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in income-producing securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of September 30, 2015.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans - Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolio’s yield and your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryover.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 615,152,479	$ 8,135,674	$ (5,059,511)	$ 3,076,163

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares		Value
Common Stocks – 95.8%
Auto Components – 1.6%
Delphi Automotive PLC	156,065	$11,867,183
Automobiles – 0.8%
Tesla Motors, Inc.*	22,686	5,635,202
Biotechnology – 5.2%
Amgen, Inc.	96,390	13,332,665
Celgene Corp.*	106,381	11,507,233
Regeneron Pharmaceuticals, Inc.*	29,090	13,530,923
		38,370,821
Capital Markets – 3.4%
Charles Schwab Corp.	269,102	7,685,553
E*TRADE Financial Corp.*	662,162	17,434,725
		25,120,278
Commercial Banks – 1.9%
U.S. Bancorp	352,564	14,458,650
Construction Materials – 2.8%
Vulcan Materials Co.	237,016	21,141,827
Diversified Financial Services – 2.2%
Intercontinental Exchange, Inc.	69,847	16,413,346
Health Care Equipment & Supplies – 2.3%
Boston Scientific Corp.*	1,023,484	16,795,372
Hotels, Restaurants & Leisure – 8.9%
Chipotle Mexican Grill, Inc.*	33,109	23,846,757
Norwegian Cruise Line Holdings, Ltd.*	378,893	21,710,569
Starbucks Corp.	351,708	19,991,083
		65,548,409
Industrial Conglomerates – 3.3%
General Electric Co.	976,869	24,636,636
Information Technology Services – 4.0%
MasterCard, Inc. - Class A	327,413	29,506,460
Internet & Catalog Retail – 7.2%
Amazon.com, Inc.*	45,486	23,283,829
Ctrip.com International, Ltd. (ADR)*	117,043	7,394,777
Priceline Group, Inc.*	18,117	22,408,193
		53,086,799
Internet Software & Services – 11.7%
Alibaba Group Holding, Ltd. (ADR)*	237,956	14,032,265
CoStar Group, Inc.*	91,240	15,789,994
Facebook, Inc. - Class A*	195,222	17,550,458
Google, Inc. - Class C	64,479	39,230,313
		86,603,030
Pharmaceuticals – 9.9%
Bristol-Myers Squibb Co.	281,144	16,643,725
Endo International PLC*	117,935	8,170,537
Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	149,834	26,727,389
Zoetis, Inc.	526,336	21,674,516
		73,216,167
Professional Services – 2.9%
Nielsen Holdings PLC	491,160	21,841,885
Real Estate Investment Trusts (REITs) – 2.7%
Crown Castle International Corp.	256,023	20,192,534
Road & Rail – 2.4%
Canadian Pacific Railway, Ltd. (U.S. Shares)	122,428	17,576,988
Semiconductor & Semiconductor Equipment – 1.8%
NXP Semiconductor NV*	150,139	13,072,603
Software – 7.5%
Adobe Systems, Inc.*	316,907	26,056,094
NetSuite, Inc.*	93,799	7,869,736
Salesforce.com, Inc.*	307,693	21,363,125
		55,288,955
Specialty Retail – 10.6%
Advance Auto Parts, Inc.	117,407	22,252,149
Lowe's Cos., Inc.	533,406	36,762,341
TJX Cos., Inc.	277,175	19,795,838
		78,810,328
Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	182,489	20,128,537
Total Common Stocks (cost $585,446,303)		709,312,010

Shares		Value
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $27,923,875)	27,923,875	$27,923,875
Total Investments (total cost $613,370,178) – 99.6%		737,235,885
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		2,642,227
Net Assets – 100%		$739,878,112

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$658,431,863	89.3%
Canada	44,304,377	6.0
China	21,427,042	2.9
Netherlands	13,072,603	1.8

Total	$737,235,885	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2015.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Liquidity Fund LLC	18,546,315	259,253,459	(249,875,899)	27,923,875	$ 23,379	$ 27,923,875

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 709,312,010	$ -	$ -
Investment Companies	-	27,923,875	-
Total Assets	$ 709,312,010	$ 27,923,875	$ -

Significant Accounting Policies

Janus Aspen Forty Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 613,806,938	$138,742,535	$(15,313,588)	$ 123,428,947

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Allocation Portfolio - Moderate

Schedule of Investments (unaudited)

September 30, 2015

Shares		Value
Investment Companies£ – 100.0%
Alternative Funds – 10.9%
Janus Diversified Alternatives Fund - Class N Shares	92,194	$887,826
Janus Global Real Estate Fund - Class I Shares	29,485	310,182
		1,198,008
Equity Funds – 58.6%
INTECH International Managed Volatility Fund - Class I Shares	106,303	789,832
INTECH U.S. Managed Volatility Fund - Class N Shares	106,527	927,853
Janus Adaptive Global Allocation Fund - Class N Shares*	60,650	552,522
Janus Asia Equity Fund - Class I Shares	3,534	29,578
Janus Aspen Global Research Portfolio - Institutional Shares	3,498	135,637
Janus Contrarian Fund - Class I Shares	6,406	119,416
Janus Emerging Markets Fund - Class I Shares	31,601	226,264
Janus Forty Fund - Class N Shares	5,857	186,612
Janus Fund - Class N Shares	5,072	185,583
Janus Global Select Fund - Class I Shares	7,657	94,714
Janus International Equity Fund - Class N Shares	109,770	1,241,500
Janus Overseas Fund - Class N Shares	11,739	317,768
Janus Triton Fund - Class N Shares	11,979	270,964
Janus Twenty Fund - Class D Shares	2,677	149,673
Perkins Large Cap Value Fund - Class N Shares	64,585	971,353
Perkins Small Cap Value Fund - Class N Shares	11,527	235,840
		6,435,109
Fixed Income Funds – 30.5%
Janus Global Bond Fund - Class N Shares	299,706	2,853,202
Janus Short-Term Bond Fund - Class N Shares	165,314	500,900
		3,354,102
Total Investment Companies (cost $11,740,153)		10,987,219
Cash, Receivables and Other Assets, net of Liabilities – 0%		2,554
Net Assets – 100%		$10,989,773

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Realized Gain/(Loss)	Dividend Income	Value at 9/30/15
INTECH International Managed Volatility Fund - Class I Shares	105,995	16,896	(16,588)	106,303	$ (13,201)	$ -	$ 789,832
INTECH U.S. Managed Volatility Fund - Class N Shares	47,078	71,177	(11,728)	106,527	(32,502)	-	927,853
INTECH U.S. Managed Volatility Fund II - Class I Shares	21,247	1,789	(23,036)	-	1,328	1,481	-
Janus Adaptive Global Allocation Fund	-	64,026	(3,376)	60,650	(949)	-	552,522
Janus Asia Equity Fund - Class I Shares	3,452	889	(807)	3,534	(208)	-	29,578
Janus Aspen Global Research Portfolio - Institutional Shares	9,015	1,235	(6,752)	3,498	35,823	1,620	135,637
Janus Contrarian Fund - Class I Shares	6,413	906	(913)	6,406	(1,330)	-	119,416
Janus Diversified Alternatives Fund - Class N Shares	91,318	16,657	(15,781)	92,194	(1,116)	-	887,826
Janus Emerging Market Fund - Class I Shares	31,440	5,571	(5,410)	31,601	(3,231)	-	226,264
Janus Forty Fund - Class N Shares	5,796	1,130	(1,069)	5,857	(9,131)	-	186,612
Janus Fund - Class N Shares	5,121	544	(593)	5,072	(1,536)	-	185,583
Janus Global Bond Fund - Class N Shares	311,168	58,040	(69,502)	299,706	(31,000)	44,255	2,853,202

Janus Global Real Estate Fund - Class I Shares	29,032	5,211	(4,758)	29,485	(430)	3,041	310,182
Janus Global Select Fund - Class I Shares	19,993	2,494	(14,830)	7,657	28,348	-	94,714
Janus International Equity Fund - Class N Shares	109,503	18,015	(17,748)	109,770	(16,535)	-	1,241,500
Janus Overseas Fund - Class N Shares	11,680	2,053	(1,994)	11,739	(7,472)	-	317,768
Janus Short-Term Bond Fund - Class N Shares	161,680	32,492	(28,858)	165,314	(787)	5,362	500,900
Janus Triton Fund - Class N Shares	12,031	1,605	(1,657)	11,979	(556)	-	270,964
Janus Twenty Fund - Class D Shares	2,689	341	(353)	2,677	(1,706)	-	149,673
Perkins Large Cap Value Fund - Class N Shares	64,455	9,792	(9,662)	64,585	(13,549)	-	971,353
Perkins Small Cap Value Fund – Class N Shares	11,510	1,762	(1,745)	11,527	(5,019)	-	235,840
					$ (74,759)	$ 55,759	$ 10,987,219

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Investment Companies
Alternative Funds	$ 1,198,008	$ -	$ -
Equity Funds	6,435,109	-	-
Fixed Income Funds	3,354,102	-	-
Total Assets	$ 10,987,219	$ -	$ -

Significant Accounting Policies

Janus Aspen Global Allocation Portfolio - Moderate (the “Portfolio”) is a series fund. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio is classified as diversified, as defined in the 1940 Act.

Underlying Funds

The Portfolio invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Portfolio has a target allocation, which is how the Portfolio's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Portfolio's asset class allocations generally will vary over short-term periods. The Portfolio's long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Portfolio’s and underlying funds’ prospectuses. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to fund shareholders.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Portfolio’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Portfolio invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 11,892,340	$ 31,972	$ (937,093)	$ (905,121)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Research Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares		Value
Common Stocks – 98.6%
Aerospace & Defense – 1.2%
Meggitt PLC	543,694	$3,924,994
United Technologies Corp.	53,473	4,758,562
		8,683,556
Air Freight & Logistics – 0.9%
Panalpina Welttransport Holding AG	57,526	6,298,474
Airlines – 1.1%
United Continental Holdings, Inc.*	142,661	7,568,166
Auto Components – 1.4%
NGK Spark Plug Co., Ltd.	417,300	9,583,630
Beverages – 2.6%
Coca-Cola Co.	108,599	4,356,992
Pernod Ricard SA	51,596	5,209,510
SABMiller PLC	147,470	8,355,185
		17,921,687
Biotechnology – 6.1%
Actelion, Ltd.*	51,092	6,501,289
Alder Biopharmaceuticals, Inc.*	118,864	3,893,985
Amgen, Inc.	58,948	8,153,687
Biogen, Inc.*	17,604	5,137,023
Celgene Corp.*	65,773	7,114,665
Ironwood Pharmaceuticals, Inc.*	444,379	4,630,429
Regeneron Pharmaceuticals, Inc.*	15,233	7,085,478
		42,516,556
Capital Markets – 3.6%
BlackRock, Inc.	19,897	5,918,761
Blackstone Group LP	217,795	6,897,568
E*TRADE Financial Corp.*	214,405	5,645,284
UBS Group AG	346,224	6,417,893
		24,879,506
Chemicals – 2.0%
Air Products & Chemicals, Inc.	57,759	7,368,893
Johnson Matthey PLC	101,971	3,787,164
LyondellBasell Industries NV - Class A	37,543	3,129,584
		14,285,641
Commercial Banks – 7.2%
BNP Paribas SA	96,349	5,673,106
Citigroup, Inc.	131,240	6,510,816
HSBC Holdings PLC	367,017	2,775,936
ING Groep NV	595,866	8,458,019
JPMorgan Chase & Co.	112,766	6,875,343
Lloyds Banking Group PLC	6,959,356	7,932,140
Mitsubishi UFJ Financial Group, Inc.	1,263,500	7,637,368
U.S. Bancorp	110,825	4,544,933
		50,407,661
Communications Equipment – 0.9%
CommScope Holding Co., Inc.*	92,795	2,786,634
Motorola Solutions, Inc.	47,054	3,217,553
		6,004,187
Construction Materials – 0.3%
Cemex SAB de CV (ADR)	264,181	1,846,625
Consumer Finance – 0.9%
American Express Co.	82,015	6,079,772
Containers & Packaging – 0.9%
Crown Holdings, Inc.*	137,634	6,296,756
Diversified Financial Services – 0.8%
Intercontinental Exchange, Inc.	23,516	5,526,025
Electric Utilities – 0.6%
Brookfield Infrastructure Partners LP	122,571	4,506,936
Electrical Equipment – 1.9%
Schneider Electric SE	121,166	6,794,289
Sensata Technologies Holding NV*	145,162	6,436,483
		13,230,772
Electronic Equipment, Instruments & Components – 1.5%
Keyence Corp.	15,200	6,806,463
TE Connectivity, Ltd. (U.S. Shares)	63,027	3,774,687
		10,581,150
Energy Equipment & Services – 0.8%
Baker Hughes, Inc.	107,710	5,605,228

Shares		Value
Common Stocks – (continued)
Food & Staples Retailing – 1.3%
Kroger Co.	251,324	$9,065,257
Food Products – 1.6%
Associated British Foods PLC	36,535	1,851,320
Hershey Co.	102,584	9,425,418
		11,276,738
Health Care Equipment & Supplies – 0.9%
Boston Scientific Corp.*	388,385	6,373,398
Health Care Providers & Services – 0.6%
Universal Health Services, Inc. - Class B	33,946	4,236,800
Hotels, Restaurants & Leisure – 2.2%
Chipotle Mexican Grill, Inc.*	3,780	2,722,545
Galaxy Entertainment Group, Ltd.	508,000	1,304,646
Norwegian Cruise Line Holdings, Ltd.*	48,227	2,763,407
Starbucks Corp.	151,543	8,613,704
		15,404,302
Household Durables – 0.4%
Sony Corp.	111,700	2,731,567
Household Products – 0.6%
Colgate-Palmolive Co.	67,972	4,313,503
Information Technology Services – 3.0%
Amdocs, Ltd. (U.S. Shares)	77,158	4,388,747
MasterCard, Inc. - Class A	109,474	9,865,797
Visa, Inc. - Class A	93,104	6,485,625
		20,740,169
Insurance – 3.0%
AIA Group, Ltd.	2,599,000	13,532,244
Prudential PLC	365,017	7,715,356
		21,247,600
Internet & Catalog Retail – 1.2%
Amazon.com, Inc.*	8,680	4,443,205
Priceline Group, Inc.*	3,183	3,936,925
		8,380,130
Internet Software & Services – 3.4%
Alibaba Group Holding, Ltd. (ADR)*	47,256	2,786,686
Facebook, Inc. - Class A*	76,906	6,913,849
Google, Inc. - Class C	23,374	14,221,209
		23,921,744
Leisure Products – 0.7%
Mattel, Inc.	130,715	2,752,858
Polaris Industries, Inc.	17,997	2,157,300
		4,910,158
Machinery – 1.6%
Colfax Corp.*	101,004	3,021,030
Dover Corp.	48,501	2,773,287
IMI PLC	231,128	3,322,672
Rexnord Corp.*	107,838	1,831,089
		10,948,078
Media – 2.9%
Comcast Corp. - Class A	102,683	5,840,609
Liberty Global PLC - Class C*	132,819	5,448,235
Time Warner Cable, Inc.	16,010	2,871,714
Walt Disney Co.	61,485	6,283,767
		20,444,325
Multiline Retail – 0.8%
Dollar Tree, Inc.*	82,974	5,531,047
Oil, Gas & Consumable Fuels – 7.5%
Anadarko Petroleum Corp.	119,466	7,214,552
Chevron Corp.	81,304	6,413,260
Enterprise Products Partners LP	332,562	8,280,794
Inpex Corp.	393,900	3,519,603
MarkWest Energy Partners LP	209,441	8,987,113
MEG Energy Corp.*	231,876	1,431,956
Phillips 66	98,147	7,541,615
Total SA#	205,993	9,286,433
		52,675,326
Personal Products – 0.3%
Estee Lauder Cos., Inc. - Class A	22,645	1,826,999
Pharmaceuticals – 6.1%
Eli Lilly & Co.	84,206	7,047,200
Endo International PLC*	111,662	7,735,943
Indivior PLC	1,296,698	4,459,433
Mallinckrodt PLC*	64,895	4,149,386
Meda AB - Class A	357,203	5,116,430

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.	223,000	$7,004,430
Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	41,380	7,381,364
		42,894,186
Professional Services – 0.7%
Verisk Analytics, Inc. - Class A*	67,609	4,996,981
Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp.	48,375	4,256,033
Lexington Realty Trust	227,121	1,839,680
Simon Property Group, Inc.	26,088	4,792,887
		10,888,600
Real Estate Management & Development – 1.9%
Brookfield Asset Management, Inc. - Class A (U.S. Shares)	202,428	6,364,336
Jones Lang LaSalle, Inc.	47,136	6,776,743
		13,141,079
Road & Rail – 2.2%
Canadian Pacific Railway, Ltd.	87,916	12,620,423
Kansas City Southern	29,306	2,663,329
		15,283,752
Semiconductor & Semiconductor Equipment – 3.1%
ARM Holdings PLC	468,760	6,754,258
Atmel Corp.	309,007	2,493,686
Avago Technologies, Ltd.	31,496	3,937,315
NXP Semiconductor NV*	44,175	3,846,317
Taiwan Semiconductor Manufacturing Co., Ltd.	1,133,000	4,522,960
		21,554,536
Software – 2.8%
Adobe Systems, Inc.*	41,794	3,436,303
Constellation Software, Inc.	6,792	2,847,265
NetSuite, Inc.*	30,082	2,523,880
Nintendo Co., Ltd.	18,100	3,058,228
Oracle Corp.	103,608	3,742,321
Ultimate Software Group, Inc.*	23,545	4,214,790
		19,822,787
Specialty Retail – 3.0%
Advance Auto Parts, Inc.	36,584	6,933,766
Chow Tai Fook Jewellery Group, Ltd.	2,512,780	2,115,181
L'Occitane International SA	2,187,725	4,578,703
Lowe's Cos., Inc.	110,725	7,631,167
		21,258,817
Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	93,495	10,312,498
Samsung Electronics Co., Ltd.	8,681	8,349,898
		18,662,396
Textiles, Apparel & Luxury Goods – 3.1%
Cie Financiere Richemont SA	57,402	4,473,435
Gildan Activewear, Inc.	164,617	4,964,849
NIKE, Inc. - Class B	47,307	5,817,342
Samsonite International SA	1,884,583	6,185,917
		21,441,543
Thrifts & Mortgage Finance – 0.6%
MGIC Investment Corp.*	451,468	4,180,594
Trading Companies & Distributors – 2.6%
Brenntag AG	201,591	10,847,869
MSC Industrial Direct Co., Inc. - Class A	60,662	3,702,202
NOW, Inc.*,#	239,419	3,543,401
		18,093,472
Wireless Telecommunication Services – 1.6%
T-Mobile US, Inc.*	142,542	5,674,597
Tower Bersama Infrastructure Tbk PT*	3,546,700	1,589,719
Vodafone Group PLC	1,352,447	4,275,766
		11,540,082
Total Common Stocks (cost $654,898,907)		689,608,294
Preferred Stocks – 0.4%
Automobiles – 0.4%
Volkswagen AG (cost $5,905,205)	23,252	2,542,568
Investment Companies – 2.2%
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Janus Cash Collateral Fund LLC, 0.1615%ºº,£	12,307,175	12,307,175

Shares		Value
Investment Companies – (continued)
Money Markets – 0.4%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£	3,046,000	$3,046,000
Total Investment Companies (cost $15,353,175)		15,353,175
Total Investments (total cost $676,157,287) – 101.2%		707,504,037
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(8,521,428)
Net Assets – 100%		$698,982,609

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$455,124,550	64.3%
United Kingdom	55,154,224	7.8
Canada	35,610,193	5.0
Japan	33,336,859	4.7
France	31,542,041	4.5
Switzerland	23,691,091	3.4
Hong Kong	23,137,988	3.3
Germany	13,390,437	1.9
Netherlands	12,304,336	1.7
South Korea	8,349,898	1.2
Sweden	5,116,430	0.7
Taiwan	4,522,960	0.6
China	2,786,686	0.4
Mexico	1,846,625	0.3
Indonesia	1,589,719	0.2

Total	$707,504,037	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2015.
#	Loaned security; a portion of the security is on loan at September 30, 2015.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Collateral Fund LLC	-	24,773,269	(12,466,094)	12,307,175	$ 91,549(1)	$ 12,307,175
Janus Cash Liquidity Fund LLC	-	94,109,020	(91,063,020)	3,046,000	1,593	3,046,000
Total					$ 93,142	$ 15,353,175
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$ 4,758,562	$ 3,924,994	$ -
Air Freight & Logistics	-	6,298,474	-
Auto Components	-	9,583,630	-
Beverages	4,356,992	13,564,695	-
Biotechnology	36,015,267	6,501,289	-
Capital Markets	18,461,613	6,417,893	-
Chemicals	10,498,477	3,787,164	-
Commercial Banks	17,931,092	32,476,569	-
Electrical Equipment	6,436,483	6,794,289	-
Electronic Equipment, Instruments & Components	3,774,687	6,806,463	-
Food Products	9,425,418	1,851,320	-
Hotels, Restaurants & Leisure	14,099,656	1,304,646	-
Household Durables	-	2,731,567	-
Insurance	-	21,247,600	-
Machinery	7,625,406	3,322,672	-
Oil, Gas & Consumable Fuels	39,869,290	12,806,036	-
Pharmaceuticals	33,318,323	9,575,863	-
Semiconductor & Semiconductor Equipment	10,277,318	11,277,218	-
Software	16,764,559	3,058,228	-
Specialty Retail	14,564,933	6,693,884	-
Technology Hardware, Storage & Peripherals	10,312,498	8,349,898	-
Textiles, Apparel & Luxury Goods	10,782,191	10,659,352	-
Trading Companies & Distributors	7,245,603	10,847,869	-
Wireless Telecommunication Services	5,674,597	5,865,485	-
All Other	201,668,229	-	-

Preferred Stocks	-	2,542,568	-

Investment Companies	-	15,353,175
Total Assets	$ 483,861,196	$ 223,642,841	$ -

Significant Accounting Policies

Janus Aspen Global Research Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities.The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $8,962,991 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments and Other Information.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 675,661,312	$101,943,473	$(70,100,748)	$ 31,842,725

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares		Value
Common Stocks – 99.9%
Aerospace & Defense – 0.3%
Teledyne Technologies, Inc.*	4,808	$434,162
Automobiles – 0.3%
Tesla Motors, Inc.*,#	1,882	467,489
Communications Equipment – 0.7%
CommScope Holding Co., Inc.*	33,910	1,018,317
Consumer Finance – 2.2%
American Express Co.	40,783	3,023,244
LendingClub Corp.*,#	24,657	326,212
		3,349,456
Electrical Equipment – 0.2%
SolarCity Corp.*,#	6,643	283,723
Electronic Equipment, Instruments & Components – 7.9%
Amphenol Corp. - Class A	65,554	3,340,632
Belden, Inc.	55,351	2,584,338
National Instruments Corp.	116,436	3,235,756
TE Connectivity, Ltd. (U.S. Shares)	48,869	2,926,764
		12,087,490
Household Durables – 0.7%
Sony Corp.	45,800	1,120,016
Information Technology Services – 3.8%
Accenture PLC - Class A (U.S. Shares)	10,064	988,889
Amdocs, Ltd. (U.S. Shares)	24,714	1,405,732
Cognizant Technology Solutions Corp. - Class A*	28,939	1,811,871
Gartner, Inc.*	20,075	1,684,895
		5,891,387
Internet & Catalog Retail – 4.0%
Amazon.com, Inc.*	2,575	1,318,117
Ctrip.com International, Ltd. (ADR)*	19,172	1,211,287
Etsy, Inc.*,#	31,393	429,770
MakeMyTrip, Ltd.*	19,408	266,860
Netflix, Inc.*	17,951	1,853,620
Priceline Group, Inc.*	811	1,003,093
		6,082,747
Internet Software & Services – 22.6%
Alibaba Group Holding, Ltd. (ADR)*,#	42,213	2,489,301
Care.com, Inc.*,#	91,585	470,747
ChannelAdvisor Corp.*	53,171	528,520
DeNA Co., Ltd.	23,200	433,206
Endurance International Group Holdings, Inc.*,#	50,229	671,059
Envestnet, Inc.*	22,503	674,415
Facebook, Inc. - Class A*	50,624	4,551,098
Google, Inc. - Class C	23,246	14,143,331
GrubHub, Inc.*	10,001	243,424
HomeAway, Inc.*	19,981	530,296
LinkedIn Corp. - Class A*	2,912	553,659
Mail.Ru Group, Ltd. (GDR)*	20,540	358,103
MercadoLibre, Inc.#	10,364	943,746
Okta, Inc.*,§	77,511	931,333
Shutterstock, Inc.*,#	17,302	523,212
SPS Commerce, Inc.*	10,997	746,586
Tencent Holdings, Ltd.	96,100	1,616,313
Twitter, Inc.*	17,490	471,181
Youku Tudou, Inc. (ADR)*	53,311	939,873
Zillow Group, Inc. - Class A#	34,570	993,196
Zillow Group, Inc. - Class C*,#	69,140	1,866,780
		34,679,379
Media – 3.6%
Comcast Corp. - Class A	16,914	962,068
Time Warner Cable, Inc.	7,563	1,356,575
Walt Disney Co.	30,660	3,133,452
		5,452,095
Professional Services – 0.4%
CEB, Inc.	10,220	698,435
Real Estate Investment Trusts (REITs) – 3.9%
American Tower Corp.	52,216	4,593,964
Equinix, Inc.	5,298	1,448,473
		6,042,437
Semiconductor & Semiconductor Equipment – 13.5%
ARM Holdings PLC	459,873	6,626,207

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
ASML Holding NV	7,120	$624,177
Atmel Corp.	170,751	1,377,961
Avago Technologies, Ltd.	12,648	1,581,126
Freescale Semiconductor, Ltd.*	37,335	1,365,714
Microchip Technology, Inc.#	20,527	884,508
NVIDIA Corp.	16,167	398,517
NXP Semiconductor NV*	21,625	1,882,889
ON Semiconductor Corp.*	115,463	1,085,352
Sumco Corp.	51,000	457,813
Taiwan Semiconductor Manufacturing Co., Ltd.	688,000	2,746,510
Texas Instruments, Inc.	34,345	1,700,764
		20,731,538
Software – 22.9%
Adobe Systems, Inc.*	19,572	1,609,210
ANSYS, Inc.*	17,884	1,576,296
Apptio, Inc.*,§	25,738	584,114
AVEVA Group PLC	20,124	621,173
Barracuda Networks, Inc.*	37,240	580,199
Blackbaud, Inc.	15,497	869,692
Cadence Design Systems, Inc.*	150,600	3,114,408
Constellation Software, Inc.	5,529	2,317,804
Microsoft Corp.	65,935	2,918,283
NetSuite, Inc.*,#	28,566	2,396,687
Nexon Co., Ltd.	31,700	424,636
NICE Systems, Ltd. (ADR)	20,998	1,182,817
Nintendo Co., Ltd.	5,432	917,806
Oracle Corp.†	154,355	5,575,303
PROS Holdings, Inc.*	47,279	1,046,757
QLIK Technologies, Inc.*	8,488	309,388
Salesforce.com, Inc.*	6,925	480,803
ServiceNow, Inc.*	36,668	2,546,593
SS&C Technologies Holdings, Inc.	15,793	1,106,142
Tableau Software, Inc. - Class A*	5,292	422,196
Tyler Technologies, Inc.*	4,235	632,328
Ultimate Software Group, Inc.*	11,439	2,047,695
Workday, Inc. - Class A*	17,526	1,206,840
Zendesk, Inc.*	29,722	585,821
		35,072,991
Technology Hardware, Storage & Peripherals – 12.9%
Apple, Inc.†	103,083	11,370,055
EMC Corp.	67,866	1,639,643
Samsung Electronics Co., Ltd.	5,796	5,574,935
Seagate Technology PLC	17,096	765,901
Stratasys, Ltd.*,#	14,774	391,363
		19,741,897
Total Common Stocks (cost $132,046,649)		153,153,559
Investment Companies – 6.3%
Investments Purchased with Cash Collateral from Securities Lending – 6.0%
Janus Cash Collateral Fund LLC, 0.1615%ºº,£	9,312,822	9,312,822
Money Markets – 0.3%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£	434,000	434,000
Total Investment Companies (cost $9,746,822)		9,746,822
Total Investments (total cost $141,793,471) – 106.2%		162,900,381
Securities Sold Short – (0.4)%
Common Stocks Sold Short – (0.4)%
Communications Equipment – (0.1)%
Arista Networks, Inc.*	2,330	(142,573)
Palo Alto Networks, Inc.*	451	(77,572)
		(220,145)
Household Durables – (0.1)%
Nikon Corp.	15,600	(225,714)
Semiconductor & Semiconductor Equipment – (0.2)%
Synaptics, Inc.*	2,805	(231,300)
Total Securities Sold Short (proceeds $645,365)		(677,159)
Liabilities, net of Cash, Receivables and Other Assets – (5.8)%		(8,904,284)
Net Assets – 100%		$153,318,938

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$131,088,655	80.5%
United Kingdom	7,247,380	4.5
China	6,256,774	3.8
South Korea	5,574,935	3.4
Japan	3,353,477	2.1
Taiwan	2,746,510	1.7
Netherlands	2,507,066	1.5
Canada	2,317,804	1.4
Israel	1,182,817	0.7
Russia	358,103	0.2
India	266,860	0.2

Total	$162,900,381	100.0%

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
United States	$(451,445)	66.7%
Japan	(225,714)	33.3

Total	$(677,159)	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	10/29/15	335,000	$506,611	$3,969
Japanese Yen	10/29/15	52,682,000	439,364	(1,751)
			945,975	2,218
Citibank NA:
Japanese Yen	10/22/15	72,221,000	602,260	(4,386)
Credit Suisse International:
British Pound	10/8/15	390,000	589,853	17,065
Japanese Yen	10/8/15	36,712,500	306,091	1,358
			895,944	18,423
HSBC Securities (USA), Inc.:
British Pound	10/22/15	159,000	240,461	4,247
Japanese Yen	10/22/15	20,300,000	169,284	(1,395)
			409,745	2,852
JPMorgan Chase & Co.:
British Pound	10/29/15	100,000	151,227	953
Japanese Yen	10/29/15	23,000,000	191,819	882
			343,046	1,835
RBC Capital Markets Corp.:
British Pound	10/15/15	212,000	320,626	3,582
Japanese Yen	10/15/15	66,700,000	556,165	13
			876,791	3,595
Total			$4,073,761	$24,537

Schedule of OTC Written Options
Counterparty	Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co. International PLC	Apple, Inc.	125	$130.00	1/16	$37,125	$18,355	$(18,770)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2015, is $4,954,903.

ºº	Rate shown is the 7-day yield as of September 30, 2015.

#	Loaned security; a portion of the security is on loan at September 30, 2015.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Collateral Fund LLC	10,543,200	37,056,317	(38,286,695)	9,312,822	$ 89,292(1)	$ 9,312,822
Janus Cash Liquidity Fund LLC	7,675,623	31,930,582	(39,172,205)	434,000	2,512	434,000
Total					$ 91,804	$ 9,746,822

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2015)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apptio, Inc.	5/2/13	$584,114	$584,114	0.4%
Okta, Inc.	5/23/14	612,947	931,333	0.6
Total		$1,197,061	$1,515,447	1.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Household Durables	$ -	$ 1,120,016	$ -
Internet Software & Services	31,340,424	2,407,622	931,333
Semiconductor & Semiconductor Equipment	10,276,831	10,454,707	-
Software	32,525,262	1,963,615	584,114
Technology Hardware, Storage & Peripherals	14,166,962	5,574,935	-
All Other	41,807,738	-	-

Investment Companies	-	9,746,822	-
Total Investments in Securities	$ 130,117,217	$ 31,267,717	$ 1,515,447
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 32,069	$ -
Total Assets	$ 130,117,217	$ 31,299,786	$ 1,515,447

Liabilities
Investments in Securities Sold Short:
Common Stocks
Household Durables	$ -	$ 225,714	$ -
All Other	451,445
Total Investments in Securities Sold Short	$ 451,445	$ 225,714	$ -
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 7,532	$ -
Options Written, at Value	-	18,770	-
Total Liabilities	$ 451,445	$ 252,016	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Global Technology Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2015.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2015 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of this section.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended September 30, 2015, the average ending monthly currency value amounts on sold forward currency contracts $4,003,407.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period, the Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended September 30, 2015, the average ending monthly market value amounts on written call and put options are $5,397 and $14,319, respectively.

Written option activity for the period ended September 30, 2015 is indicated in the table below:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	117	$63,418

Options written	207	58,353
Options closed	-	-
Options expired	(199)	(84,646)
Options exercised	-	-
Options outstanding at September 30, 2015	125	$37,125

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Short Sales

The Portfolio may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Portfolio owns or selling short a security that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolio may also engage in other short sales. The Portfolio may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Portfolio is also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolio pays stock loan fees on assets borrowed from the security broker.

The Portfolio may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 141,976,225	$30,756,452	$ (9,832,296)	$ 20,924,156

Information on the tax components of securities sold short as of September 30, 2015 is as follows:

Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
$ (645,365)	$ (98,768)	$ 66,974	$ (31,794)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Unconstrained Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 8.6%
Banc of America Funding 2006-7 Trust, 6.0000%, 9/25/36†,‡	$4,623	$4,515
Credit Suisse First Boston Mortgage Securities Corp., 5.5000%, 12/25/34†	141,168	139,773
Morgan Stanley Mortgage Loan Trust 2006-2, 5.7500%, 2/25/36†	277,083	263,276
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $403,084)		407,564
Corporate Bonds – 50.2%
Banking – 12.1%
Ally Financial, Inc., 3.1250%, 1/15/16†	220,000	219,175
Ally Financial, Inc., 3.2500%, 9/29/17†	2,000	1,978
Ally Financial, Inc., 3.2500%, 2/13/18†	120,000	118,200
Ally Financial, Inc., 8.0000%, 12/31/18†	25,000	27,562
HSBC Bank Brasil SA - Banco Multiplo, 4.0000%, 5/11/16 (144A)†	200,000	197,000
Toll Road Investors Partnership II LP, 0%, 2/15/43 (144A)†,◊,§	100,000	14,563
		578,478
Basic Industry – 0.1%
Glencore Finance Canada, Ltd., 2.0500%, 10/23/15†	2,000	1,998
United States Steel Corp., 6.0500%, 6/1/17†	1,000	953
		2,951
Capital Goods – 5.3%
CNH Industrial Capital LLC, 3.8750%, 11/1/15†	55,000	54,862
Harris Corp., 2.7000%, 10/15/15†	8,000	7,996
Masco Corp., 6.1250%, 10/3/16†	153,000	158,741
Pentair Finance SA, 1.3500%, 12/1/15†	16,000	16,009
SPX FLOW, Inc., 6.8750%, 9/1/17†	14,000	14,700
		252,308
Communications – 2.7%
CenturyLink, Inc., 5.1500%, 6/15/17†	2,000	2,055
DISH DBS Corp., 7.1250%, 2/1/16†	119,000	119,892
Embarq Corp., 7.0820%, 6/1/16†	1,000	1,027
Qwest Corp., 6.5000%, 6/1/17†	4,000	4,271
		127,245
Consumer Cyclical – 10.0%
Dillard's, Inc., 6.6250%, 1/15/18†	5,000	5,407
Ford Motor Credit Co. LLC, 4.2070%, 4/15/16†	100,000	101,575
Ford Motor Credit Co. LLC, 1.4610%, 3/27/17†	200,000	198,861
Lennar Corp., 4.5000%, 11/15/19†	12,000	12,102
MGM Resorts International, 6.8750%, 4/1/16†	6,000	6,082
MGM Resorts International, 7.5000%, 6/1/16†	150,000	154,125
		478,152
Consumer Non-Cyclical – 0.4%
Reynolds American, Inc., 1.0500%, 10/30/15†	2,000	2,000
Reynolds American, Inc., 3.5000%, 8/4/16†	15,000	15,236
		17,236
Electric – 0.5%
LG&E and KU Energy LLC, 2.1250%, 11/15/15†	20,000	20,033
Talen Energy Supply LLC, 5.7000%, 10/15/15†	5,000	4,975
		25,008
Energy – 4.7%
Gazprom OAO Via Gaz Capital SA, 4.3000%, 11/12/15 (144A)†	200,000	200,582
Marathon Oil Corp., 0.9000%, 11/1/15†	13,000	12,997
Spectra Energy Partners LP, 2.9500%, 6/15/16†	8,000	8,102
		221,681
Finance Companies – 0.8%
Aviation Capital Group Corp., 3.8750%, 9/27/16 (144A)†	5,000	5,050
CIT Group, Inc., 5.0000%, 5/15/17†	28,000	28,700
International Lease Finance Corp., 5.7500%, 5/15/16†	2,000	2,030
iStar Financial, Inc., 3.8750%, 7/1/16†	3,000	2,970
		38,750
Government Sponsored – 0.6%
Eksportfinans ASA, 2.3750%, 5/25/16†	22,000	22,031
Eksportfinans ASA, 5.5000%, 5/25/16†	5,000	5,103
		27,134
Insurance – 2.1%
American International Group, Inc., 5.0500%, 10/1/15	100,000	100,000
Natural Gas – 0.1%
Sempra Energy, 6.5000%, 6/1/16†	6,000	6,211
Owned No Guarantee – 5.8%
Petrobras Global Finance BV, 3.8750%, 1/27/16†	215,000	211,237
Petrobras Global Finance BV, 2.0000%, 5/20/16†	3,000	2,880
Petrobras Global Finance BV, 3.5000%, 2/6/17†	25,000	22,250

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Owned No Guarantee – (continued)
Petrobras Global Finance BV, 3.2500%, 3/17/17†	$45,000	$39,712
		276,079
Real Estate Investment Trusts (REITs) – 4.7%
Highwoods Realty LP, 5.8500%, 3/15/17†	210,000	223,525
Technology – 0.3%
Dell, Inc., 3.1000%, 4/1/16	15,000	15,000
Total Corporate Bonds (cost $2,416,194)		2,389,758
Common Stocks – 8.8%
Aerospace & Defense – 3.2%
Precision Castparts Corp.†	658	151,149
Chemicals – 5.2%
Sigma-Aldrich Corp.†	1,786	248,111
Media – 0.1%
Cablevision Systems Corp. - Class A	152	4,935
Real Estate Investment Trusts (REITs) – 0.3%
American Capital Agency Corp.	30	561
Annaly Capital Management, Inc.	114	1,125
Capstead Mortgage Corp.†	1,357	13,421
		15,107
Total Common Stocks (cost $420,027)		419,302
Short-Term Taxable Variable Rate Demand Notes – 1.4%
Chicago Board of Education, 6.0380%, 12/1/29†	$15,000	12,092
City of Chicago, IL, 5.3640%, 12/1/29†	20,000	16,837
City of Chicago, IL, 6.2070%, 1/1/32†	40,000	36,109
Total Short-Term Taxable Variable Rate Demand Notes (cost $66,329)		65,038
Investment Companies – 18.7%
Closed-End Funds – 1.1%
BlackRock Credit Allocation Income Trust	65	791
BlackRock Taxable Municipal Bond Trust†	2,281	46,031
Eaton Vance Limited Duration Income Fund	148	1,877
First Trust Intermediate Duration Preferred & Income Fund	148	3,173
PIMCO Dynamic Credit Income Fund	118	2,156
		54,028
Money Markets – 17.6%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£	838,079	838,079
Total Investment Companies (cost $898,843)		892,107
Total Investments (total cost $4,204,477) – 87.7%		4,173,769
Cash, Receivables and Other Assets, net of Liabilities – 12.3%		586,138
Net Assets – 100%		$4,759,907

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,468,820	83.1%
Brazil	473,079	11.3
Luxembourg	200,582	4.8
Norway	27,134	0.7
Germany	2,156	0.1
Switzerland	1,998	0.0

Total	$4,173,769	100.0%

Schedule of Exchange-Traded Written Options
Description	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
S&P 500 E-mini Future	1	$1,950.00	10/15	$735	$(65)	$(800)
Written Put Options:
10-Year U.S. Treasury Note Future	3	126.50	10/15	273	(8)	(281)
10-Year U.S. Treasury Note Future	3	127.50	10/15	742	39	(703)
10-Year U.S. Treasury Note Future	4	124.00	11/15	957	707	(250)
S&P 500 E-mini Future	1	1,750.00	10/15	447	239	(208)
	11			2,419	977	(1,442)
Total	12			$3,154	$912	$(2,242)

Schedule of OTC Written Options
Counterparty	Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:
Morgan Stanley & Co. International PLC	Precision Castparts Corp.	1	$240.00	3/16	$837	$(322)	$(1,159)

Schedule of OTC Written Credit Default Swaptions
						Unrealized	Swaptions
Counterparty/		Fixed	Expiration	Notional	Premiums	Appreciation/	Written,
Reference Asset	Description	Rate	Date	Amount	Received	(Depreciation)	at Value

Written Call Swaptions - Buy Protection:
JPMorgan Chase & Co.:
CDX.NA.IG.24	Credit Default Swap maturing 6/20/20	1.00%	11/18/15	$521,000	$313	$225	$(88)
Written Put Swaptions - Sell Protection:
BNP Paribas:
CDX.NA.IG.24	Credit Default Swap maturing 6/20/20	1.00	11/18/15	1,515,000	1,363	(1,955)	(3,318)

Total					$1,676	$(1,730)	$(3,406)

Schedule of OTC Interest Rate Swaps
Outstanding
Counterparty/					Unrealized	Swap Contracts,
Pay/Receive	Floating	Fixed	Maturity	Notional	Appreciation/	at Value
Floating Rate	Rate	Rate	Date	Amount	(Depreciation)	Asset/(Liability)

Goldman Sachs International:

Pay	Mexico Interbank TIIE 28 Day	7.9000%	5/28/25	1,796,000	MXN	$1,226	$1,226

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.HY.24	5%	6/20/20	$ 588,060	$ (28,886)	$ 11,168	$ (2,425)

Schedule of OTC Credit Default Swaps - Sell Protection(1)
							Outstanding
Counterparty/	S&P				Premiums	Unrealized	Swap Contacts,
Reference Asset Type/	Credit	Fixed	Maturity	Notional	Paid/	Appreciation/	at Value
Reference Asset	Rating	Rate	Date	Amount(2)	(Received)	(Depreciation)	Asset/(Liability)

Bank of America:
Foreign Government Bonds
Russian Federation	BB+	1.00%	12/20/15	$127,000	$(235)	$(117)	$(352)
Barclays Capital, Inc.:
Foreign Government Bonds
Federative Republic of Brazil	BB+	1.00	3/20/16	500,000	(939)	(2,546)	(3,485)
Russian Federation	BB+	1.00	12/20/15	114,000	(552)	236	(316)
BNP Paribas:
Foreign Government Bonds
Federative Republic of Brazil	BB+	1.00	12/20/15	230,000	419	(1,144)	(725)
Federative Republic of Brazil	BB+	1.00	3/20/16	120,000	14	(850)	(836)
Federative Republic of Brazil	BB+	1.00	6/20/16	230,000	417	(2,318)	(1,901)
People's Republic of China	AA-	1.00	3/20/20	500,000	1,824	(3,780)	(1,956)
United Mexican States	BBB+	1.00	6/20/16	115,000	651	(388)	264
Citigroup Global Markets:
Corporate Bonds
Bank of America Corp.	A-	1.00	3/20/16	59,000	511	(284)	227
Goldman Sachs Group, Inc.	A-	1.00	3/20/16	250,000	1,974	(1,079)	895
JPMorgan Chase & Co.	A	1.00	3/20/16	59,000	494	(272)	222
Credit Default Swap Index
MCDX.NA.24(3)	N/A	1.00	6/20/20	59,000	137	(176)	(39)
Foreign Government Bonds

People's Republic of China	AA-	1.00	3/20/20	250,000	1,918	(2,896)	(978)
Credit Suisse :
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00	6/20/20	57,000	1,253	(151)	1,102
Foreign Government Bonds
Republic of Colombia	BBB	1.00	12/20/15	26,000	28	(27)	1
Goldman Sachs International:
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	250,000	5,119	(117)	5,002
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	60,000	1,222	(21)	1,201
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	59,000	1,237	(56)	1,181
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	59,000	1,266	(85)	1,181
MetLife, Inc.	A-	1.00	3/20/16	250,000	2,366	(1,280)	1,086
Foreign Corporate Bonds
Kingdom of Spain	BBB	1.00	3/20/17	120,000	1,288	(382)	906
Foreign Government Bonds
Federative Republic of Brazil	BB+	1.00	3/20/16	129,000	324	(1,223)	(899)
Republic of Indonesia	BB+	1.00	3/20/20	250,000	(4,339)	(9,588)	(13,927)
Republic of Italy	Not Rated	1.00	3/20/17	120,000	1,238	(413)	825
United Mexican States	BBB+	1.00	6/20/16	116,000	682	(416)	266
JPMorgan Chase & Co.:
Foreign Government Bonds
Federative Republic of Brazil	BB+	1.00	12/20/15	127,000	18	(418)	(400)
United Mexican States	BBB+	1.00	6/20/16	118,000	694	(424)	270
Morgan Stanley:
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	59,000	1,207	(26)	1,181

Total					$20,236	$(30,241)	$(10,005)
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)

If a credit event occurs, the notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection.

(3)

For those index credit default swaps entered into by the Portfolio to sell protection, “Outstanding Swap Contracts, at Value” serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Notes to Schedule of Investments (unaudited)

S&P 500® Index	Measures broad U.S. equity performance..
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2015 is $216,613, which represents 4.6% of net assets.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2015, is $3,013,707.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of September 30, 2015.

ºº	Rate shown is the 7-day yield as of September 30, 2015.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Liquidity Fund LLC	-	12,617,207	(11,779,128)	838,079	$ 360	$ 838,079

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Toll Road Investors Partnership II LP, 0%, 2/15/43	1/29/15	$18,141	$14,563	0.3%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 407,564	$ -
Corporate Bonds	-	2,389,758	-
Common Stocks	419,302	-	-
Short-Term Taxable Variable Rate Demand Notes		65,038
Investment Companies
Money Markets	-	838,079	-
All Other	54,028	-	-
Total Investments in Securities	$ 473,330	$ 3,700,439	$ -
Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$ -	$ 17,036	$ -
Total Assets	$ 473,330	$ 3,717,475	$ -
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$ -	$ 3,401	$ -
Outstanding Swap Contracts, at Value	-	25,814	-
Swaptions Written, at Value	-	3,406	-
Variation Margin Payable	-	2,425	-
Total Liabilities	$ -	$ 35,046	$ -

(a) Other financial instruments include forward currency, futures, written options, swap contracts and swaptions. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options, swap contracts and swaptions are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Global Unconstrained Bond Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in income-producing securities. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2015 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of this section.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended September 30, 2015, the average ending monthly currency value amounts on purchased and sold forward currency contracts are $91,092 and $41,092, respectively..

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Portfolio purchased futures on equity indices to increase exposure to equity risk.

During the period, the Portfolio sold futures on equity indices to decrease exposure to equity risk.

During the period, the Portfolio sold futures on currency indices to decrease exposure to currency risk.

During the period ended September 30, 2015, the average ending monthly market value amounts on purchased and sold futures contracts are $351,604 and $878,645, respectively.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote call options on foreign exchanges rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote put options on foreign exchanges rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended September 30, 2015, the average ending monthly market value amounts on written call and put options are $24,130 and $32,782, respectively.

Written option activity for the period ended September 30, 2015 is indicated in the table below:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	-	$-
Options written	20,233,179	463,463
Options closed	(5,361,858)	(213,656)
Options expired	(13,509,841)	(229,223)
Options exercised	(1,361,467)	(16,593)
Options outstanding at September 30, 2015	13	$3,991

Options on Swap Contracts (Swaptions)

The Portfolio may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Portfolio’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Portfolio's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Portfolio may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Portfolio to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Portfolio to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Portfolio to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Portfolio to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio sold interest rate receiver swaptions (call) in order to gain interest rate volatility exposure and to reduce interest rate exposure.

During the period, the Portfolio sold interest rate payer swaptions (put) in order to gain interest rate volatility exposure and to also gain interest rate exposure.

During the period, the Portfolio sold credit default receiver swaptions (call) in order to gain credit market volatility exposure and to reduce credit exposure.

During the period, the Portfolio sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

During the period ended September 30, 2015, the average ending monthly market value amounts on written call and put options are $5,831 and $3,796, respectively.

Written swaption activity for the period ended September 30, 2015 is indicated in the table below:

Notional Amount	Premiums Received

Swaptions outstanding at December 31, 2014	-	$-
Swaptions written	24,884,000	63,312
Swaptions closed	(2,050,000)	(8,313)
Swaptions expired	(20,798,000)	(53,323)
Swaptions exercised	-	-
Swaptions outstanding at September 30, 2015	2,036,000	$(1,676)

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.

Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.

The Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

If the Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and potentially received no benefit from the contract.

The Portfolio may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Portfolio’s total return. Single-name CDS enable the Portfolio to buy or sell protection against a credit event of a specific issuer. When the Portfolio buys a single-name CDS, the Portfolio will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Portfolio to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Portfolio.

The Portfolio may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.

During the period, the Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

During the period, the Portfolio purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

During the period ended September 30, 2015, the average ending monthly market value amounts on long and short credit default swaps are $8,747 and $(6,887), respectively.

The Portfolio’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

During the period, the Portfolio entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Portfolio benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

During the period, the Portfolio entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Portfolio benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

During the period ended September 30, 2015, the average ending monthly market value amounts on interest rate swaps long is $3,209.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Portfolio entered into total return swaps on equity securities or indices to decrease exposure to equity risk. These total return swaps require the Portfolio to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. The Portfolio will receive payments of a floating reference interest rate and an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

During the period ended September 30, 2015, the average ending monthly market value amounts on total return swaps which are short the reference asset is $6.

Other Investments and Strategies

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolio’s yield and your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Short Sales

The Portfolio may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Portfolio owns or selling short a security that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolio may also engage in other short sales. The Portfolio may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Portfolio is also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolio pays stock loan fees on assets borrowed from the security broker.

The Portfolio may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 4,204,477	$ 9,064	$ (39,772)	$ (30,708)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares		Value
Common Stocks – 98.8%
Aerospace & Defense – 0.5%
Lockheed Martin Corp.	10,900	$2,259,679
Precision Castparts Corp.	2,100	482,391
Rockwell Collins, Inc.	2,900	237,336
		2,979,406
Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	10,500	494,025
Auto Components – 0.1%
Delphi Automotive PLC	3,100	235,724
Goodyear Tire & Rubber Co.	7,600	222,908
		458,632
Beverages – 1.6%
Coca-Cola Co.	27,300	1,095,276
Constellation Brands, Inc. - Class A	2,000	250,420
PepsiCo, Inc.	90,600	8,543,580
		9,889,276
Biotechnology – 0.3%
Baxalta, Inc.	22,000	693,220
Gilead Sciences, Inc.	8,500	834,615
Regeneron Pharmaceuticals, Inc.*	500	232,570
		1,760,405
Building Products – 0.2%
Allegion PLC	14,000	807,240
Masco Corp.	10,600	266,908
		1,074,148
Capital Markets – 0.6%
Bank of New York Mellon Corp.	41,900	1,640,385
Charles Schwab Corp.	20,400	582,624
E*TRADE Financial Corp.*	21,900	576,627
Goldman Sachs Group, Inc.	1,600	278,016
Morgan Stanley	15,900	500,850
Northern Trust Corp.	6,700	456,672
		4,035,174
Chemicals – 2.3%
Airgas, Inc.	4,100	366,253
CF Industries Holdings, Inc.	4,900	220,010
Dow Chemical Co.	6,500	275,600
Eastman Chemical Co.	7,100	459,512
FMC Corp.	11,200	379,792
LyondellBasell Industries NV - Class A	5,700	475,152
Monsanto Co.	1,300	110,942
Praxair, Inc.	3,300	336,138
Sherwin-Williams Co.	13,500	3,007,530
Sigma-Aldrich Corp.	63,200	8,779,744
		14,410,673
Commercial Banks – 2.1%
Bank of America Corp.	94,900	1,478,542
BB&T Corp.	18,400	655,040
Citigroup, Inc.	4,600	228,206
Comerica, Inc.	12,200	501,420
Fifth Third Bancorp	17,700	334,707
Huntington Bancshares, Inc.	39,800	421,880
JPMorgan Chase & Co.	3,400	207,298
KeyCorp	16,200	210,762
M&T Bank Corp.	16,600	2,024,370
People's United Financial, Inc.	241,500	3,798,795
PNC Financial Services Group, Inc.	5,400	481,680
Regions Financial Corp.	58,800	529,788
SunTrust Banks, Inc.	8,800	336,512
Zions Bancorporation	69,800	1,922,292
		13,131,292
Commercial Services & Supplies – 0.9%
Cintas Corp.	4,300	368,725
Republic Services, Inc.	76,600	3,155,920
Stericycle, Inc.*	11,000	1,532,410
Waste Management, Inc.	7,900	393,499
		5,450,554
Communications Equipment – 0.1%
F5 Networks, Inc.*	4,700	544,260
Juniper Networks, Inc.	8,100	208,251

Shares		Value
Common Stocks – (continued)
Communications Equipment – (continued)
Motorola Solutions, Inc.	1,300	$88,894
		841,405
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	2,100	319,095
Vulcan Materials Co.	8,200	731,440
		1,050,535
Consumer Finance – 0%
Navient Corp.	21,700	243,908
Containers & Packaging – 0.2%
Avery Dennison Corp.	4,100	231,937
Ball Corp.	12,500	777,500
		1,009,437
Diversified Financial Services – 1.5%
Berkshire Hathaway, Inc. - Class B*	4,800	625,920
CME Group, Inc.	40,000	3,709,600
Intercontinental Exchange, Inc.	17,102	4,018,799
Leucadia National Corp.	18,400	372,784
Moody's Corp.	3,100	304,420
Nasdaq, Inc.	6,000	319,980
		9,351,503
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	159,532	5,197,553
Level 3 Communications, Inc.*	9,400	410,686
Verizon Communications, Inc.	61,700	2,684,567
		8,292,806
Electric Utilities – 9.3%
Duke Energy Corp.	92,300	6,640,062
Edison International	6,000	378,420
Entergy Corp.	52,800	3,437,280
Eversource Energy	6,500	329,030
Exelon Corp.	15,800	469,260
Pepco Holdings, Inc.	331,100	8,019,242
PPL Corp.	85,900	2,825,251
Southern Co.	745,300	33,314,910
Xcel Energy, Inc.	74,600	2,641,586
		58,055,041
Energy Equipment & Services – 0.4%
Baker Hughes, Inc.	8,700	452,748
FMC Technologies, Inc.*	8,700	269,700
Halliburton Co.	6,900	243,915
Helmerich & Payne, Inc.#	8,400	396,984
National Oilwell Varco, Inc.	21,600	813,240
Schlumberger, Ltd. (U.S. Shares)	3,400	234,498
		2,411,085
Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	5,000	722,850
Kroger Co.	79,400	2,863,958
Sysco Corp.	50,500	1,967,985
Walgreens Boots Alliance, Inc.	5,700	473,670
Wal-Mart Stores, Inc.	167,700	10,873,668
Whole Foods Market, Inc.	20,200	639,330
		17,541,461
Food Products – 11.5%
Campbell Soup Co.	31,300	1,586,284
ConAgra Foods, Inc.	361,900	14,660,569
General Mills, Inc.	453,900	25,477,407
Hershey Co.	97,300	8,939,924
JM Smucker Co.	11,100	1,266,399
Kellogg Co.	236,100	15,712,455
Keurig Green Mountain, Inc.	19,700	1,027,158
McCormick & Co., Inc.	41,300	3,394,034
		72,064,230
Gas Utilities – 0%
AGL Resources, Inc.	4,700	286,888
Health Care Equipment & Supplies – 2.2%
Baxter International, Inc.	22,000	722,700
Becton Dickinson and Co.	33,289	4,416,119
Boston Scientific Corp.*	16,100	264,201
CR Bard, Inc.	29,500	5,496,145
DENTSPLY International, Inc.	3,100	156,767
Intuitive Surgical, Inc.*	2,300	1,057,034
St Jude Medical, Inc.	8,200	517,338

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Varian Medical Systems, Inc.*	11,500	$848,470
		13,478,774
Health Care Providers & Services – 7.5%
Aetna, Inc.	54,464	5,958,906
AmerisourceBergen Corp.	35,500	3,372,145
Anthem, Inc.	8,700	1,218,000
Cigna Corp.	30,300	4,091,106
DaVita HealthCare Partners, Inc.*	49,200	3,558,636
Express Scripts Holding Co.*	25,900	2,096,864
HCA Holdings, Inc.*	8,000	618,880
Humana, Inc.	41,900	7,500,100
Laboratory Corp. of America Holdings*	72,400	7,853,228
McKesson Corp.	6,600	1,221,198
Quest Diagnostics, Inc.	33,800	2,077,686
Tenet Healthcare Corp.*	35,000	1,292,200
UnitedHealth Group, Inc.	45,400	5,266,854
Universal Health Services, Inc. - Class B	4,900	611,569
		46,737,372
Hotels, Restaurants & Leisure – 3.4%
Chipotle Mexican Grill, Inc.*	6,400	4,609,600
Darden Restaurants, Inc.	2,400	164,496
McDonald's Corp.	146,900	14,474,057
Starbucks Corp.	35,800	2,034,872
		21,283,025
Household Durables – 0.2%
Garmin, Ltd.	11,300	405,444
Leggett & Platt, Inc.	6,900	284,625
Mohawk Industries, Inc.*	2,200	399,938
		1,090,007
Household Products – 11.4%
Clorox Co.	135,600	15,665,868
Colgate-Palmolive Co.	81,500	5,171,990
Kimberly-Clark Corp.	204,000	22,244,160
Procter & Gamble Co.	386,000	27,768,840
		70,850,858
Industrial Conglomerates – 0%
Roper Industries, Inc.	1,400	219,380
Information Technology Services – 0.5%
International Business Machines Corp.	13,600	1,971,592
PayPal Holdings, Inc.*	36,400	1,129,856
		3,101,448
Insurance – 0.8%
Aflac, Inc.	5,000	290,650
American International Group, Inc.	9,000	511,380
Chubb Corp.	4,300	527,395
Lincoln National Corp.	10,300	488,838
MetLife, Inc.	6,600	311,190
Progressive Corp.	18,600	569,904
Prudential Financial, Inc.	6,600	502,986
Torchmark Corp.	10,600	597,840
Unum Group	7,800	250,224
XL Group PLC	17,700	642,864
		4,693,271
Internet & Catalog Retail – 1.2%
Amazon.com, Inc.*	1,900	972,591
Netflix, Inc.*	63,700	6,577,662
		7,550,253
Internet Software & Services – 1.0%
Akamai Technologies, Inc.*	3,500	241,710
eBay, Inc.*	36,400	889,616
Facebook, Inc. - Class A*	44,500	4,000,550
VeriSign, Inc.*,#	18,200	1,284,192
		6,416,068
Leisure Products – 0.8%
Hasbro, Inc.	41,100	2,964,954
Mattel, Inc.	104,600	2,202,876
		5,167,830
Life Sciences Tools & Services – 0.1%
PerkinElmer, Inc.	7,000	321,720
Waters Corp.*	4,600	543,766
		865,486
Machinery – 1.1%
Deere & Co.	70,500	5,217,000

Shares		Value
Common Stocks – (continued)
Machinery – (continued)
Snap-on, Inc.	2,800	$422,632
Stanley Black & Decker, Inc.	3,000	290,940
Xylem, Inc.	23,300	765,405
		6,695,977
Media – 0.5%
Scripps Networks Interactive, Inc. - Class A	20,600	1,013,314
Time Warner Cable, Inc.	9,500	1,704,015
Time Warner, Inc.	5,100	350,625
Walt Disney Co.	2,000	204,400
		3,272,354
Metals & Mining – 1.2%
Newmont Mining Corp.	437,200	7,025,804
Nucor Corp.	15,100	567,005
		7,592,809
Multiline Retail – 1.9%
Dollar General Corp.	26,200	1,897,928
Dollar Tree, Inc.*	26,265	1,750,825
Kohl's Corp.	70,600	3,269,486
Macy's, Inc.	20,300	1,041,796
Nordstrom, Inc.	8,200	588,022
Target Corp.	40,200	3,162,132
		11,710,189
Multi-Utilities – 4.0%
Consolidated Edison, Inc.	319,300	21,345,205
PG&E Corp.	40,400	2,133,120
WEC Energy Group, Inc.	28,249	1,475,163
		24,953,488
Oil, Gas & Consumable Fuels – 1.2%
Cabot Oil & Gas Corp.	186,900	4,085,634
Cimarex Energy Co.	2,200	225,456
EQT Corp.	5,000	323,850
Newfield Exploration Co.*	6,900	227,010
Occidental Petroleum Corp.	5,300	350,595
Range Resources Corp.	70,800	2,274,096
		7,486,641
Personal Products – 0.1%
Estee Lauder Cos., Inc. - Class A	7,400	597,032
Pharmaceuticals – 3.9%
Allergan PLC*	1,498	407,171
Bristol-Myers Squibb Co.	7,600	449,920
Eli Lilly & Co.	6,600	552,354
Endo International PLC*	2,900	200,912
Johnson & Johnson	208,400	19,454,140
Mallinckrodt PLC*	2,000	127,880
Merck & Co., Inc.	46,400	2,291,696
Perrigo Co. PLC	3,500	550,445
Pfizer, Inc.	8,100	254,421
Zoetis, Inc.	1,500	61,770
		24,350,709
Professional Services – 0.1%
Equifax, Inc.	3,900	379,002
Real Estate Investment Trusts (REITs) – 5.2%
American Tower Corp.	20,000	1,759,600
Apartment Investment & Management Co. - Class A	38,400	1,421,568
AvalonBay Communities, Inc.	24,200	4,230,644
Boston Properties, Inc.	9,500	1,124,800
Crown Castle International Corp.	3,200	252,384
Equinix, Inc.	900	246,060
Equity Residential	53,100	3,988,872
Essex Property Trust, Inc.	9,700	2,167,174
HCP, Inc.	133,700	4,980,325
Macerich Co.	35,400	2,719,428
Plum Creek Timber Co., Inc.	16,000	632,160
Public Storage	600	126,978
Ventas, Inc.	78,700	4,411,922
Welltower, Inc.	64,000	4,334,080
		32,395,995
Semiconductor & Semiconductor Equipment – 0.2%
Altera Corp.	16,800	841,344
Skyworks Solutions, Inc.	4,100	345,261
		1,186,605
Software – 0.5%
Citrix Systems, Inc.*	34,500	2,390,160

Shares		Value
Common Stocks – (continued)
Software – (continued)
Intuit, Inc.	5,600	$497,000
		2,887,160
Specialty Retail – 7.2%
AutoNation, Inc.*	10,000	581,800
AutoZone, Inc.*	26,500	19,181,495
Bed Bath & Beyond, Inc.*	9,500	541,690
Best Buy Co., Inc.	18,800	697,856
GameStop Corp. - Class A#	44,500	1,833,845
Gap, Inc.	20,000	570,000
L Brands, Inc.	26,000	2,343,380
O'Reilly Automotive, Inc.*	27,800	6,950,000
Ross Stores, Inc.	57,400	2,782,178
Signet Jewelers, Ltd.	10,200	1,388,526
Staples, Inc.	310,500	3,642,165
TJX Cos., Inc.	23,100	1,649,802
Urban Outfitters, Inc.*	92,800	2,726,464
		44,889,201
Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.	63,100	6,959,930
NetApp, Inc.	55,200	1,633,920
		8,593,850
Textiles, Apparel & Luxury Goods – 0.9%
Fossil Group, Inc.*,#	14,000	782,320
Hanesbrands, Inc.	18,600	538,284
Michael Kors Holdings, Ltd.*	46,700	1,972,608
PVH Corp.	7,000	713,580
Ralph Lauren Corp.	1,800	212,688
Under Armour, Inc. - Class A*	16,900	1,635,582
		5,855,062
Thrifts & Mortgage Finance – 0.2%
Hudson City Bancorp, Inc.	137,300	1,396,341
Tobacco – 4.1%
Altria Group, Inc.	293,300	15,955,520
Philip Morris International, Inc.	5,000	396,650
Reynolds American, Inc.	212,446	9,404,984
		25,757,154
Trading Companies & Distributors – 0%
WW Grainger, Inc.	1,400	301,014
Total Common Stocks (cost $585,156,154)		616,586,239
Investment Companies – 1.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Cash Collateral Fund LLC, 0.1615%ºº,£	3,215,824	3,215,824
Money Markets – 1.4%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£	8,892,366	8,892,366
Total Investment Companies (cost $12,108,190)		12,108,190
Total Investments (total cost $597,264,344) – 100.7%		628,694,429
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(4,431,781)
Net Assets – 100%		$624,262,648

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2015.

#	Loaned security; a portion of the security is on loan at September 30, 2015.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/30/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Collateral Fund LLC	3,728,969	44,821,594	(45,334,739)	3,215,824	$ 95,566(1)	$ 3,215,824
Janus Cash Liquidity Fund LLC	8,207,338	157,605,028	(156,920,000)	8,892,366	9,403	8,892,366
Total					$ 104,969	$12,108,190

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 616,586,239	$ -	$ -
Investment Companies	-	12,108,190	-
Total Assets	$ 616,586,239	$ 12,108,190	$ -

Significant Accounting Policies

Janus Aspen INTECH U.S. Low Volatility Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the

EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Portfolio’s named benchmark index, INTECH’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 597,317,856	$61,098,226	$(29,721,653)	$ 31,376,573

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares or Contract Amounts		Value
Common Stocks – 101.6%
Aerospace & Defense – 1.4%
Honeywell International, Inc.	77,515	$7,339,895
Airlines – 0.7%
Southwest Airlines Co.	98,689	3,754,130
Auto Components – 0.8%
Delphi Automotive PLC	57,188	4,348,576
Automobiles – 0.4%
Tesla Motors, Inc.*	7,478	1,857,535
Biotechnology – 5.8%
Amgen, Inc.	82,245	11,376,128
Biogen, Inc.*	23,699	6,915,605
Celgene Corp.*	50,397	5,451,443
Regeneron Pharmaceuticals, Inc.*	13,173	6,127,289
		29,870,465
Capital Markets – 1.4%
Blackstone Group LP	125,126	3,962,740
Charles Schwab Corp.	112,620	3,216,427
		7,179,167
Chemicals – 2.3%
Air Products & Chemicals, Inc.	47,184	6,019,735
PPG Industries, Inc.	64,318	5,640,045
		11,659,780
Communications Equipment – 0.9%
Motorola Solutions, Inc.	67,304	4,602,248
Electric Utilities – 0.9%
Brookfield Infrastructure Partners LP	124,007	4,559,737
Electrical Equipment – 2.2%
Sensata Technologies Holding NV*	212,728	9,432,360
SolarCity Corp.*	38,392	1,639,722
		11,072,082
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. - Class A	51,843	2,641,919
TE Connectivity, Ltd. (U.S. Shares)	42,456	2,542,690
		5,184,609
Energy Equipment & Services – 0.3%
Baker Hughes, Inc.	27,695	1,441,248
Food & Staples Retailing – 1.5%
Kroger Co.	220,528	7,954,445
Food Products – 1.2%
Hershey Co.	67,671	6,217,611
Health Care Equipment & Supplies – 1.9%
Boston Scientific Corp.*	442,676	7,264,313
Teleflex, Inc.	20,256	2,515,998
		9,780,311
Health Care Providers & Services – 0.3%
Aetna, Inc.	13,810	1,510,952
Health Care Technology – 1.1%
athenahealth, Inc.*	43,813	5,842,464
Hotels, Restaurants & Leisure – 6.0%
Chipotle Mexican Grill, Inc.*,†	15,790	11,372,747
Dunkin' Brands Group, Inc.	103,188	5,056,212
Norwegian Cruise Line Holdings, Ltd.*	118,393	6,783,919
Starbucks Corp.	136,818	7,776,735
		30,989,613
Household Products – 2.0%
Colgate-Palmolive Co.	43,815	2,780,500
Kimberly-Clark Corp.	70,733	7,712,726
		10,493,226
Industrial Conglomerates – 0.5%
General Electric Co.	108,548	2,737,581
Information Technology Services – 3.4%
MasterCard, Inc. - Class A	84,232	7,590,988
Visa, Inc. - Class A	141,402	9,850,063
		17,441,051
Internet & Catalog Retail – 2.7%
Amazon.com, Inc.*	16,446	8,418,543
Ctrip.com International, Ltd. (ADR)*	26,389	1,667,257
Priceline Group, Inc.*	3,055	3,778,607
		13,864,407

Shares or Contract Amounts		Value
Common Stocks – (continued)
Internet Software & Services – 9.8%
Alibaba Group Holding, Ltd. (ADR)*	48,684	$2,870,895
CoStar Group, Inc.*	25,648	4,438,643
Facebook, Inc. - Class A*	158,658	14,263,354
Google, Inc. - Class A*,†	8,637	5,513,602
Google, Inc. - Class C†	35,915	21,851,404
LinkedIn Corp. - Class A*	7,344	1,396,315
		50,334,213
Leisure Products – 0.8%
Polaris Industries, Inc.	34,996	4,194,971
Machinery – 0.2%
Colfax Corp.*	30,381	908,696
Media – 4.0%
Comcast Corp. - Class A	176,429	10,035,282
Liberty Global PLC - Class C*	90,884	3,728,062
Walt Disney Co.	64,128	6,553,882
		20,317,226
Multiline Retail – 2.0%
Dollar General Corp.	28,098	2,035,419
Dollar Tree, Inc.*	123,482	8,231,310
		10,266,729
Oil, Gas & Consumable Fuels – 1.1%
Anadarko Petroleum Corp.	24,352	1,470,617
Antero Resources Corp.*	56,939	1,204,829
MarkWest Energy Partners LP	50,094	2,149,534
Southwestern Energy Co.*	61,496	780,384
		5,605,364
Personal Products – 0.8%
Estee Lauder Cos., Inc. - Class A	48,189	3,887,889
Pharmaceuticals – 12.5%
AbbVie, Inc.	90,616	4,930,417
Allergan PLC*	61,529	16,724,197
Bristol-Myers Squibb Co.	211,222	12,504,342
Eli Lilly & Co.	85,808	7,181,272
Endo International PLC*	151,446	10,492,179
Jazz Pharmaceuticals PLC*	30,621	4,066,775
Mallinckrodt PLC*	59,065	3,776,616
Valeant Pharmaceuticals International, Inc. (U.S. Shares)*	24,835	4,430,067
		64,105,865
Professional Services – 1.0%
Verisk Analytics, Inc. - Class A*	71,800	5,306,738
Real Estate Investment Trusts (REITs) – 1.3%
American Tower Corp.	78,756	6,928,953
Real Estate Management & Development – 2.3%
CBRE Group, Inc. - Class A*	222,084	7,106,688
Colony American Homes Holdings III LP§	442,372	4,613,940
		11,720,628
Road & Rail – 2.1%
Canadian Pacific Railway, Ltd. (U.S. Shares)	49,770	7,145,479
Union Pacific Corp.	42,567	3,763,348
		10,908,827
Semiconductor & Semiconductor Equipment – 5.4%
ARM Holdings PLC	486,873	7,015,244
Avago Technologies, Ltd.	55,983	6,998,435
Freescale Semiconductor, Ltd.*	144,428	5,283,176
NXP Semiconductor NV*	71,355	6,212,880
Taiwan Semiconductor Manufacturing Co., Ltd.	545,942	2,179,412
		27,689,147
Software – 7.9%
Adobe Systems, Inc.*	44,267	3,639,633
ANSYS, Inc.*,†	31,804	2,803,205
Cadence Design Systems, Inc.*	370,000	7,651,600
NetSuite, Inc.*	91,529	7,679,283
Oracle Corp.	86,890	3,138,467
Salesforce.com, Inc.*	80,723	5,604,598
ServiceNow, Inc.*	34,211	2,375,954
Ultimate Software Group, Inc.*	31,812	5,694,666
Workday, Inc. - Class A*	28,261	1,946,052
		40,533,458
Specialty Retail – 6.7%
AutoZone, Inc.*	7,225	5,229,672
Home Depot, Inc.	134,864	15,575,443
Sally Beauty Holdings, Inc.*	151,434	3,596,558

Shares or Contract Amounts		Value
Common Stocks – (continued)
Specialty Retail – (continued)
TJX Cos., Inc.	141,261	$10,088,861
		34,490,534
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.†	173,884	19,179,405
Textiles, Apparel & Luxury Goods – 0.6%
Gildan Activewear, Inc.	95,992	2,895,119
Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.*	91,466	3,641,261
Total Common Stocks (cost $450,555,860)		522,616,156
OTC Purchased Options – Puts – 0.1%
Counterparty/Reference Asset
Morgan Stanley & Co. International PLC:
MasterCard, Inc. - Class A, exercise price $90.00, expires October 2015*	309	59,245
SPDR S&P 500® Trust (ETF), exercise price $198.00, expires October 2015*	360	262,350
Starbucks Corp., exercise price $50.00, expires October 2015*	556	8,780
Total OTC Purchased Options – Puts (premiums paid $338,751)		330,375
Total Investments (total cost $450,894,611) – 101.7%		522,946,531
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(8,533,693)
Net Assets – 100%		$514,412,838

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment
Country	Value	Securities
United States	$488,530,178	93.4%
Canada	14,470,665	2.8
United Kingdom	7,015,244	1.3
Netherlands	6,212,880	1.2
China	4,538,152	0.9
Taiwan	2,179,412	0.4

Total	$522,946,531	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	10/29/15	1,188,000	$1,796,580	$14,075
Credit Suisse International:
British Pound	10/8/15	621,000	939,228	24,196
HSBC Securities (USA), Inc.:
British Pound	10/22/15	762,400	1,153,000	20,364
JPMorgan Chase & Co.:
British Pound	10/29/15	120,000	181,473	1,143
RBC Capital Markets Corp.:
British Pound	10/15/15	289,400	437,685	3,427
Total			$4,507,966	$63,205

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

SPDR	Standard & Poor's Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2015, is $26,535,580.

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/30/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Liquidity Fund LLC	16,726,000	90,294,375	(107,020,375)	-	$ 6,880	$ -

§				Schedule of Restricted and Illiquid Securities (as of September 30, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$4,429,260	$4,613,940	0.9%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Real Estate Management & Development	$ 7,106,688	$ -	$ 4,613,940
Semiconductor & Semiconductor Equipment	18,494,491	9,194,656	-
All Other	483,206,381	-	-
OTC Purchased Options - Puts	-	330,375	-
Total Investments in Securities	$ 508,807,560	$ 9,525,031	$ 4,613,940

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 63,205	$ -
Total Assets	$ 508,807,560	$ 9,588,236	$ 4,613,940

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Janus Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2015.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2015 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of this section.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended September 30, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $9,437,282.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty. The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future.

The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period, the Portfolio purchased put options on various equity securities and ETFs for the purpose of decreasing exposure to individual equity risk.

During the period ended September 30, 2015, the average ending monthly market value amounts on purchased call and put options are $442,731 and $416,282, respectively.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended September 30, 2015, the average ending monthly market value amounts on written put options is $429,482.

Written option activity for the period ended September 30, 2015 is indicated in the table below:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	1,866	$358,938
Options written	6,271	786,575
Options closed	(5,454)	(698,713)
Options expired	(570)	(218,650)
Options exercised	(2,113)	(228,150)
Options outstanding at September 30, 2015	-	$-

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 451,745,858	$89,536,967	$(18,336,294)	$ 71,200,673

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares		Value
Common Stocks – 97.6%
Air Freight & Logistics – 1.8%
Panalpina Welttransport Holding AG	143,059	$15,663,411
Airlines – 5.1%
Gol Linhas Aereas Inteligentes SA (ADR)*,#	2,295,636	2,236,638
United Continental Holdings, Inc.*,†	786,362	41,716,504
		43,953,142
Auto Components – 0.4%
Hella KGaA Hueck & Co.	104,937	3,791,572
Beverages – 1.1%
Remy Cointreau SA#	142,656	9,373,121
Capital Markets – 4.1%
Atlas Mara, Ltd.*	1,795,894	8,126,420
CITIC Securities Co., Ltd. - Class H	2,125,500	3,823,116
Deutsche Bank AG	846,136	22,745,342
		34,694,878
Commercial Banks – 3.8%
Axis Bank, Ltd.	1,450,481	10,992,759
State Bank of India	4,352,459	15,792,669
TCS Group Holding PLC (GDR)	1,068,457	1,874,332
Turkiye Halk Bankasi A/S	1,092,005	3,648,624
		32,308,384
Construction & Engineering – 1.5%
Louis XIII Holdings, Ltd.*	28,094,400	7,876,308
Voltas, Ltd.	1,123,089	4,602,563
		12,478,871
Electric Utilities – 0.2%
Adani Transmissions, Ltd.*	3,326,427	1,360,777
Food Products – 0.3%
Chaoda Modern Agriculture Holdings, Ltd.*	45,254,847	1,411,062
Marfrig Global Foods SA*	674,400	1,219,871
		2,630,933
Hotels, Restaurants & Leisure – 5.5%
Bwin.Party Digital Entertainment PLC	10,288,406	17,312,973
Cox & Kings, Ltd.	2,052,372	6,447,754
Melco International Development, Ltd.#	5,298,465	6,532,238
Orascom Development Holding AG*	286,519	3,472,205
Shangri-La Asia, Ltd.	15,045,835	13,009,875
		46,775,045
Household Durables – 1.8%
Gree Electric Appliances, Inc. of Zhuhaiß	1,690,502	4,323,118
MRV Engenharia e Participacoes SA	7,160,900	11,001,761
PDG Realty SA Empreendimentos e Participacoes*	5,353,120	81,028
		15,405,907
Industrial Conglomerates – 1.1%
Shun Tak Holdings, Ltd.	25,860,002	9,824,029
Information Technology Services – 2.3%
QIWI PLC (ADR)	715,661	11,536,455
Vakrangee, Ltd.	4,311,315	8,449,374
		19,985,829
Internet & Catalog Retail – 3.9%
Ctrip.com International, Ltd. (ADR)*,†	358,986	22,680,735
MakeMyTrip, Ltd.*	743,676	10,225,545
		32,906,280
Internet Software & Services – 5.8%
Alibaba Group Holding, Ltd. (ADR)*	140,003	8,255,977
DeNA Co., Ltd.	256,100	4,782,068
Rocket Internet SE (144A)*	516,576	16,596,456
Youku Tudou, Inc. (ADR)*,†	1,134,692	20,004,620
		49,639,121
Machinery – 0.7%
Iochpe-Maxion SA	1,477,182	5,645,780
Metals & Mining – 2.6%
Hindustan Zinc, Ltd.	3,237,747	6,912,985
Outokumpu Oyj*,#	2,910,209	6,733,878
Turquoise Hill Resources, Ltd.*	3,342,552	8,542,384
		22,189,247
Oil, Gas & Consumable Fuels – 28.3%
Africa Oil Corp.*	7,128,095	8,280,407
Africa Oil Corp.*	2,011,609	2,364,104

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Africa Oil Corp. (PP)*,§	848,054	$996,659
Athabasca Oil Corp.*,#	5,465,189	5,201,821
Cairn Energy PLC*	4,035,815	8,567,096
Cobalt International Energy, Inc.*,†	3,529,231	24,986,955
Euronav NV	1,187,972	16,512,811
Genel Energy PLC*	2,711,084	11,402,049
Gran Tierra Energy, Inc.*	3,831,941	8,213,559
Karoon Gas Australia, Ltd.*	4,285,324	4,993,578
Kosmos Energy, Ltd.*	652,075	3,638,579
Ophir Energy PLC*	9,116,971	12,414,677
Parex Resources, Inc.*	1,040,008	7,209,828
Petroleo Brasileiro SA (ADR)*,†,#	2,788,274	12,128,992
Reliance Industries, Ltd.	5,642,185	74,306,141
Sequa Petroleum NV*	4,194,389	12,555,111
Trilogy Energy Corp.#	826,903	2,107,075
Tullow Oil PLC*	4,671,686	12,002,420
Whiting Petroleum Corp.*,†	870,144	13,287,099
		241,168,961
Pharmaceuticals – 1.4%
Indivior PLC	1,744,809	6,000,518
Jazz Pharmaceuticals PLC*	47,691	6,333,842
		12,334,360
Real Estate Investment Trusts (REITs) – 1.7%
Concentradora Fibra Hotelera Mexicana SA de CV	4,804,500	4,832,300
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,598,588	6,308,239
Prologis Property Mexico SA de CV*	2,261,700	3,469,719
		14,610,258
Real Estate Management & Development – 8.1%
Countrywide PLC	910,802	6,924,022
Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)	2,276,752	13,085,715
DLF, Ltd.	11,404,222	24,028,331
Evergrande Real Estate Group, Ltd.#	26,887,732	15,366,196
Housing Development & Infrastructure, Ltd.*	3,185,517	3,597,446
IRSA Inversiones y Representaciones SA (ADR)*	132,891	1,932,235
Prestige Estates Projects, Ltd.	1,304,316	4,294,913
		69,228,858
Road & Rail – 1.1%
Globaltrans Investment PLC (GDR)*	1,707,071	6,876,459
Rumo Logistica Operadora Multimodal SA*	1,420,511	2,153,755
		9,030,214
Semiconductor & Semiconductor Equipment – 5.1%
ARM Holdings PLC	2,993,308	43,129,903
Software – 2.8%
Nexon Co., Ltd.	1,779,500	23,837,227
Textiles, Apparel & Luxury Goods – 4.3%
Global Brands Group Holding, Ltd.*	100,433,940	20,894,490
Li & Fung, Ltd.	20,291,451	15,590,154
		36,484,644
Thrifts & Mortgage Finance – 0.9%
Indiabulls Housing Finance, Ltd.	618,418	7,560,666
Trading Companies & Distributors – 0.5%
Adani Enterprises, Ltd.	3,326,427	4,111,769
Transportation Infrastructure – 1.4%
Adani Ports & Special Economic Zone, Ltd.	2,581,728	11,805,486
Total Common Stocks (cost $1,186,846,812)		831,928,673
Investment Companies – 5.6%
Investments Purchased with Cash Collateral from Securities Lending – 3.6%
Janus Cash Collateral Fund LLC, 0.1615%ºº,£	30,506,416	30,506,416
Money Markets – 2.0%
Janus Cash Liquidity Fund LLC, 0.1535%ºº,£	17,680,305	17,680,305
Total Investment Companies (cost $48,186,721)		48,186,721
Total Investments (total cost $1,235,033,533) – 103.2%		880,115,394
Liabilities, net of Cash, Receivables and Other Assets – (3.2)%		(27,529,331)
Net Assets – 100%		$852,586,063

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$194,489,178	22.1%

United States	138,149,700	15.7
United Kingdom	114,478,029	13.0
China	88,950,539	10.1
Hong Kong	73,727,094	8.4
Germany	43,133,370	4.9
Canada	41,919,178	4.8
Brazil	34,467,825	3.9
Japan	28,619,295	3.2
Turkey	21,358,912	2.4
Russia	20,287,246	2.3
Switzerland	20,132,275	2.3
Belgium	16,512,811	1.9
Netherlands	12,555,111	1.4
France	9,373,121	1.1
Mexico	8,302,019	0.9
Finland	6,733,878	0.8
Australia	4,993,578	0.6
Argentina	1,932,235	0.2

Total	$880,115,394	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Japanese Yen	10/29/15	382,500,000	$3,190,024	$(12,712)
Citibank NA:
Japanese Yen	10/22/15	641,100,000	5,346,211	(38,933)
Credit Suisse International:
Japanese Yen	10/8/15	498,390,000	4,155,327	18,444
HSBC Securities (USA), Inc.:
Japanese Yen	10/22/15	379,000,000	3,160,527	(26,042)
JPMorgan Chase & Co.:
Japanese Yen	10/29/15	732,500,000	6,109,000	28,084
RBC Capital Markets Corp.:
Japanese Yen	10/15/15	155,000,000	1,292,438	31
Japanese Yen	10/15/15	261,000,000	2,176,299	(14,861)
Total			$25,429,826	$(45,989)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2015 is $29,682,171, which represents 3.5% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of

September 30, 2015, is $92,330,000.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of September 30, 2015.

#	Loaned security; a portion of the security is on loan at September 30, 2015.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2015. Unless otherwise indicated, all information in the table is for the period ended September 30, 2015.

	Share Balance at 12/31/14	Purchases	Sales	Share Balance at 9/30/15	Dividend Income	Value at 9/30/15
Janus Cash Collateral Fund LLC	87,782,384	275,644,553	(332,920,521)	30,506,416	$ 1,032,142(1)	$30,506,416
Janus Cash Liquidity Fund LLC	11,978,338	209,742,724	(204,040,757)	17,680,305	11,517	17,680,305
Total					$ 1,043,659	$48,186,721
(1) Net income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2015)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Africa Oil Corp. (PP)	10/17/13	$6,845,546	$996,659	0.1%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$ -	$ 15,663,411	$ -
Auto Components	-	3,791,572	-
Beverages	-	9,373,121	-
Capital Markets	8,126,420	26,568,458	-
Commercial Banks	-	32,308,384	-
Construction & Engineering	-	12,478,871	-
Food Products	1,219,871	1,411,062	-
Hotels, Restaurants & Leisure	-	46,775,045	-
Household Durables	11,082,789	4,323,118	-
Industrial Conglomerates	-	9,824,029	-
Information Technology Services	11,536,455	8,449,374	-
Internet Software & Services	28,260,597	21,378,524	-
Metals & Mining	8,542,384	13,646,863	-
Oil, Gas & Consumable Fuels	101,567,126	139,601,835	-
Pharmaceuticals	6,333,842	6,000,518	-
Real Estate Investment Trusts (REITs)	8,302,019	6,308,239	-
Real Estate Management & Development	1,932,235	67,296,623	-
Road & Rail	2,153,755	6,876,459	-

Semiconductor & Semiconductor Equipment	-	43,129,903	-
Software	-	23,837,227	-
Textiles, Apparel & Luxury Goods	-	36,484,644	-
Thrifts & Mortgage Finance	-	7,560,666	-
Trading Companies & Distributors	-	4,111,769	-
Transportation Infrastructure	-	11,805,486	-
All Other	83,865,979	-	-

Investment Companies	-	48,186,721	-
Total Investments in Securities	$ 272,923,472	$ 607,191,922	$ -

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 46,559	$ -
Total Assets	$ 272,923,472	$ 607,191,969	$ -

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 92,548	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Overseas Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $9,202,181 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets of $20,197,382 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Financial assets of $1,321,817 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended September 30, 2015 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of this section.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended September 30, 2015, the average ending monthly currency value amounts on sold forward currency contracts is $23,033,560.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended September 30, 2015 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,239,399,813	$117,926,462	$(477,210,881)	$ (359,284,419)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

September 30, 2015

Shares or Principal Amounts		Value
Common Stocks – 94.0%
Aerospace & Defense – 2.3%
BWX Technologies, Inc.	68,362	$1,802,022
Rockwell Collins, Inc.	12,042	985,517
		2,787,539
Beverages – 3.5%
Coca-Cola Enterprises, Inc.	29,271	1,415,253
Dr Pepper Snapple Group, Inc.	24,919	1,969,847
Molson Coors Brewing Co. - Class B	9,734	808,117
		4,193,217
Building Products – 1.0%
Simpson Manufacturing Co., Inc.	35,231	1,179,886
Capital Markets – 2.2%
Invesco, Ltd.	26,221	818,882
Raymond James Financial, Inc.	21,458	1,064,961
Stifel Financial Corp.*	19,247	810,299
		2,694,142
Chemicals – 1.0%
FMC Corp.	35,592	1,206,925
Commercial Banks – 9.1%
CIT Group, Inc.	25,252	1,010,838
Citizens Financial Group, Inc.	105,026	2,505,920
Fifth Third Bancorp	133,492	2,524,334
MB Financial, Inc.	38,461	1,255,367
Umpqua Holdings Corp.	110,855	1,806,936
Zions Bancorporation	67,861	1,868,892
		10,972,287
Commercial Services & Supplies – 5.1%
Republic Services, Inc.	46,337	1,909,084
Tyco International PLC	56,189	1,880,084
Waste Connections, Inc.	48,718	2,366,720
		6,155,888
Communications Equipment – 1.5%
F5 Networks, Inc.*	8,041	931,148
NetScout Systems, Inc.*	24,880	880,006
		1,811,154
Consumer Finance – 2.2%
Ally Financial, Inc.*	89,222	1,818,344
Discover Financial Services	15,528	807,301
		2,625,645
Containers & Packaging – 1.6%
Packaging Corp. of America	31,880	1,917,901
Electric Utilities – 3.4%
Pinnacle West Capital Corp.	17,983	1,153,430
PPL Corp.	91,491	3,009,139
		4,162,569
Electronic Equipment, Instruments & Components – 1.2%
Keysight Technologies, Inc.*	20,139	621,087
Trimble Navigation, Ltd.*	53,222	873,905
		1,494,992
Energy Equipment & Services – 1.8%
Dril-Quip, Inc.*	11,006	640,769
Oceaneering International, Inc.	15,804	620,781
Oil States International, Inc.*	14,954	390,748
Tidewater, Inc.	39,004	512,513
		2,164,811
Food & Staples Retailing – 3.5%
Casey's General Stores, Inc.	28,850	2,969,242
Sysco Corp.	33,372	1,300,507
		4,269,749
Food Products – 3.1%
JM Smucker Co.	11,120	1,268,681
McCormick & Co., Inc.	15,081	1,239,357
Mead Johnson Nutrition Co.	10,626	748,070
Sanderson Farms, Inc.	7,040	482,733
		3,738,841
Gas Utilities – 1.6%
Southwest Gas Corp.	32,385	1,888,693
Health Care Equipment & Supplies – 1.0%
Stryker Corp.	13,355	1,256,705

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – 2.1%
Laboratory Corp. of America Holdings*	23,186	$2,514,985
Information Technology Services – 1.9%
Jack Henry & Associates, Inc.	13,954	971,338
Total System Services, Inc.	29,747	1,351,406
		2,322,744
Insurance – 6.6%
Allstate Corp.	26,575	1,547,728
Marsh & McLennan Cos., Inc.	43,223	2,257,105
RenaissanceRe Holdings, Ltd.	15,607	1,659,336
Torchmark Corp.	44,205	2,493,162
		7,957,331
Life Sciences Tools & Services – 2.6%
Agilent Technologies, Inc.	44,516	1,528,234
Thermo Fisher Scientific, Inc.	13,219	1,616,419
		3,144,653
Machinery – 2.9%
Kennametal, Inc.	22,714	565,351
Lincoln Electric Holdings, Inc.	23,074	1,209,770
Timken Co.	34,435	946,618
Valmont Industries, Inc.	8,223	780,280
		3,502,019
Marine – 0.5%
Kirby Corp.*	10,024	620,987
Media – 1.5%
Omnicom Group, Inc.	26,843	1,768,954
Multiline Retail – 1.9%
Dillard's, Inc. - Class A	9,456	826,360
Kohl's Corp.	15,190	703,449
Macy's, Inc.	14,167	727,050
		2,256,859
Multi-Utilities – 2.2%
Alliant Energy Corp.	44,985	2,631,173
Oil, Gas & Consumable Fuels – 5.0%
Anadarko Petroleum Corp.	19,869	1,199,889
Cimarex Energy Co.	12,279	1,258,352
MarkWest Energy Partners LP	13,126	563,237
Plains All American Pipeline LP	33,984	1,032,434
Western Gas Partners LP	41,852	1,959,511
		6,013,423
Pharmaceuticals – 0.8%
Zoetis, Inc.	25,057	1,031,847
Real Estate Investment Trusts (REITs) – 11.6%
Alexandria Real Estate Equities, Inc.	15,840	1,341,173
AvalonBay Communities, Inc.	10,509	1,837,183
Equity Lifestyle Properties, Inc.	29,467	1,725,882
Extra Space Storage, Inc.	18,459	1,424,296
Healthcare Trust of America, Inc. - Class A	67,775	1,661,165
Home Properties, Inc.	11,093	829,202
Host Hotels & Resorts, Inc.	40,863	646,044
Post Properties, Inc.	24,334	1,418,429
Potlatch Corp.	41,982	1,208,662
Public Storage	4,060	859,218
Weyerhaeuser Co.	36,938	1,009,885
		13,961,139
Road & Rail – 1.6%
CSX Corp.	71,324	1,918,616
Semiconductor & Semiconductor Equipment – 2.3%
Analog Devices, Inc.	22,825	1,287,558
Microchip Technology, Inc.	34,756	1,497,636
		2,785,194
Software – 2.8%
Check Point Software Technologies, Ltd.*	23,870	1,893,607
Synopsys, Inc.*	31,523	1,455,732
		3,349,339
Technology Hardware, Storage & Peripherals – 0.4%
NetApp, Inc.	18,275	540,940
Textiles, Apparel & Luxury Goods – 1.5%
PVH Corp.	8,268	842,840
Steven Madden, Ltd.*	12,527	458,739
Wolverine World Wide, Inc.	26,134	565,540
		1,867,119

Shares or Principal Amounts		Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.7%
Washington Federal, Inc.	35,291	$802,870
Total Common Stocks (cost $103,819,222)		113,511,136
Repurchase Agreements – 6.1%
Undivided interest of 3.3% in a joint repurchase agreement (principal amount $221,500,000 with a maturity value of $221,500,492) with ING Financial Markets LLC, 0.0800%, dated 9/30/15, maturing 10/1/15 to be repurchased at $7,300,016 collateralized by $207,314,000 in U.S. Treasuries 0.6250% - 4.7500%, 2/15/17 - 5/15/45 with a value of $225,931,380 (cost $7,300,000)	$7,300,000	7,300,000
Total Investments (total cost $111,119,222) – 100.1%		120,811,136
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(103,634)
Net Assets – 100%		$120,707,502

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment
Country	Value	Securities
United States	$118,917,529	98.4%
Israel	1,893,607	1.6

Total	$120,811,136	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2015.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 113,511,136	$ -	$ -
Repurchase Agreements	-	7,300,000	-
Total Assets	$ 113,511,136	$ 7,300,000	$ -

Significant Accounting Policies

Janus Aspen Perkins Mid Cap Value Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2015 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 111,767,594	$17,316,997	$ (8,273,455)	$ 9,043,542

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2015 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial
Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by
Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and
Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley
Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as
Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By: /s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: November 27, 2015

By: /s/ Jesper Nergaard
Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Aspen Series
(Principal Accounting Officer and Principal Financial Officer)

Date: November 27, 2015

OMB APPROVAL

Item 3. Exhibits.

Rule 30a-2(a)/Section 302 Certifications

I, Bruce Koepfgen, certify that:

1. I have reviewed this report on Form N-Q of Janus Aspen Series;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 27, 2015

/s/ Bruce Koepfgen
Bruce Koepfgen
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Rule 30a-2(a)/Section 302 Certifications

I, Jesper Nergaard, certify that:

1. I have reviewed this report on Form N-Q of Janus Aspen Series;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 27, 2015

/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting
Officer of Janus Aspen Series (Principal Accounting Officer and Principal
Financial Officer)

[Janus letterhead]

November 27, 2015

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

RE: JANUS ASPEN SERIES N-Q Filing

Janus Aspen Balanced Portfolio
Janus Aspen Enterprise Portfolio
Janus Aspen Flexible Bond Portfolio
Janus Aspen Forty Portfolio
Janus Aspen Global Allocation Portfolio - Moderate
Janus Aspen Global Research Portfolio
Janus Aspen Global Technology Portfolio
Janus Aspen Global Unconstrained Bond Portfolio
Janus Aspen INTECH U.S. Low Volatility Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Overseas Portfolio
Janus Aspen Perkins Mid Cap Value Portfolio

(collectively, the "Portfolios")
1933 Act File No. 33-63212
1940 Act File No. 811-7736

Dear Sir or Madam:

Pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, and
Rule 30b1-5 thereunder, and Section 13(a) or 15(d) of the Securities Exchange
Act of 1934, as amended, the Portfolios' complete portfolio holdings on Form
N-Q, dated September 30, 2015, are hereby electronically transmitted.

If you have any questions regarding this filing, please call me at (303)
394-7624.

Sincerely,

/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting
Officer of Janus Aspen Series (Principal Accounting Officer and Principal
Financial Officer)